[FRONT COVER]

AUGUST 31, 1999


SELECT TAX FREE
INCOME FUND

SELECT INTERMEDIATE
TAX FREE INCOME FUND

SELECT NEW YORK
INTERMEDIATE TAX
FREE INCOME FUND

SELECT NEW JERSEY
TAX FREE INCOME
FUND


Chase Vista
Select Tax Free Funds

ANNUAL REPORT


[CHASE VISTA FUNDS Logo]

ARSTF-2-1099

Inside Front Cover


                                   Highlights

o The US economy continued its record expansion during the reporting year as unemployment fell to a 28-year low.

o After fears of a global economic downturn led the Fed to cut interest rates three times early in the reporting period, the central bank subsequently reversed course amid signs that a global recovery was underway.

o Although there were no sustained signs of inflationary pressures, long-term interest rates began to rise in February and ended the reporting year higher. Municipal bond yields were not immune to the effects of higher interest rates, and prices fell as a result.


                                    CONTENTS

Chairman's Letter                                                         3

Chase Vista Select Tax Free Income Fund                                   4
  Fund Commentary o Portfolio of Investments

Chase Vista Select Intermediate Tax Free Income Fund                     21
  Fund Commentary o Portfolio of Investments

Chase Vista Select New York Intermediate
Tax Free Income Fund                                                     39
  Fund Commentary o Portfolio of Investments

Chase Vista Select New Jersey Tax Free Income Fund                       52
  Fund Commentary o Portfolio of Investments

Financial Statements                                                     61

Notes to Financial Statements                                            64

Financial Highlights                                                     68


--------------------------------------------------------------------------------
         INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR
      ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED
       BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
      INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF
                         THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                            Chase Vista Select Funds
                               Chairman's Letter

                                                                October 10, 1999
Dear Shareholder:

We are pleased to present this annual report for the Chase Vista Select Tax Free Funds for the year ended August 31, 1999. Inside you will find information on the performance of each fund along with a report from the portfolio management team.

Fixed Income Markets Driven by Changing Perceptions of Global Economy

One of the major economic and investing trends of the 1990s has been globalization, and there is no doubt that the increasing interconnectedness of economies around the world was a major factor in fixed income markets during the reporting year.

The reporting year began with the Federal Reserve dramatically cutting interest rates in order to avoid a global credit crunch created by a number of factors. These included the ongoing effects of the Asian financial crisis, the breakdown of the Russian financial system, continued sluggishness in Japan and Europe, and currency and credit difficulties in Latin America. The combination of these factors created a flight to the quality of U.S. Treasury securities and pushed the yield on the benchmark 30-year bond to a low of 4.72% on October 5, 1998.

By the second half of the reporting period, signs of recovery in other parts of the world, combined with ongoing strength in the U.S., drove interest rates higher as bond market participants feared that the U.S. economy would overheat and the Fed would begin hiking interest rates. Despite the fact that inflation remained under control, the Fed did indeed begin to raise short-term rates while the bond market pushed the benchmark 30-year Treasury to a reporting year high of 6.28% on August 12, 1999. As the period ended with confirmation of improvement in foreign economies, the fact that U.S. growth showed few signs of abating led to further negative sentiment in fixed income markets, which was compounded by the fact that the Fed appeared likely to hike rates further.

As an investor in a Chase Vista Select Tax Free Fund, you enjoyed competitive dividend yields during the reporting year. Our management team did an excellent job protecting the overall value of your investment despite rising rates and falling prices, and we are confident that our disciplined investment process and experienced managers will continue to deliver strong relative performance and competitive levels of tax-free income in the future. We appreciate the confidence you have placed in us and look forward to serving your investment needs well into the future.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid

                     Chase Vista Select Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                            Objective   Federal tax exempt income*

                  Primary investments   Municipal bonds

      Suggested investment time frame   3-5 years minimum

                     Market benchmark   Lehman Municipal Bond Index

                Lipper Funds category   General Municipal Debt Funds Average

                       Inception date   1/1/97

                     Newspaper symbol   TF Inc

                           Net assets   $744 Million

                     Average maturity   17.0 years

                     Average duration   8.3 years

                      Average quality   AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |      |  X   |  High
|------|------|------|
|      |      |      |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Select Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of -.63% for the year ended August 31, 1999. This compares to a return of -1.73% for the Lipper General Municipal Debt Funds Average and .50% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic action by the Fed to loosen monetary policy in light of global economic concerns. However, rates on municipal bonds fell less sharply than those on Treasuries with comparable maturities and by early October the average 30-year tax-exempt municipal bond was providing yields that were actually higher than that of the taxable 30-year US Treasury bond.

The management team took advantage of the unusually high relative rates of municipal bonds by extending the Fund's duration (and hence its interest rate sensitivity) and over-weighting New York bonds whose yields were higher (and prices were lower) than those of other areas. By the end of October, with supply increasing even more than expected, the management team maintained duration and focused on increasing quality, a move which began to pay off as 1998 ended. When supply sputtered in early 1999, the Fund's longer duration once again proved beneficial.

In early February, the management team's relative value analysis led it to cut duration to take advantage of steepness in the 10 to 15 year part of the yield curve. While this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the middle part of the yield curve became even more pronounced. This focus had the net affect of reducing duration.

As the reporting year came to a close, the management team's shorter relative duration and continued focus on the 10-year part of the yield curve had begun to be a positive factor in performance.

Where the Fund May Be Headed

Moving into the new reporting year, the Fund has begun to slowly lower duration and concentrate purchases in the 10 to 15 year range, where greater than 90% of the yield curve can be obtained without undertaking commensurate long bond risk. Given that a higher interest rate environment is typically attractive to retail investors, the Fund intends to remain focused on those securities most attractive to these buyers in order to maintain maximum liquidity.

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Investments (98.6%)
Cash/Other   (1.4%)


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

               1 Year            5 Years            10 Years
               ------            -------            --------
               -0.63%             5.80%               6.89%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.
The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/89 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                    Chase Vista Select Tax Free Income Fund
                             as of August 31, 1999
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Visa Select Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[PLOT POINTS FOR LINE CHART]

                 Chase Vista                             Lipper General
                 Select Tax Free     Lehman              Muni Debt
                 Income Fund         Muni Bond Index     Funds Avg.
1989             10000               10000               10000
1990             10616.1             10642.5             10477.3
1991             11819.4             11898               11707.1
1992             13134.1             13228.5             13041.6
1993             14630.5             14841.3             14657.3
1994             14696.7             14862.9             14484.4
1995             15785.9             16181.2             15544.5
1996             16603.7             17027.1             16273.9
1997             17992.3             18604.7             17713.2
1998             19609.3             20214.2             19164.4
1999             19484.9             20314.9             18848.3

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Alternative Minimum Tax and certain state and local taxes. This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average for the ten years ended August 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 267 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)

 Principal
  Amount   Issuer                                      Value
---------------------------------------------------------------
Long-Term Municipal Bonds -- 97.0%
---------------------------------------------------------------
          Arizona -- 0.9%
$ 5,300    Pima County, Arizona, Unified School
            District, No. 1, Tucson, GO,
            7.50%, 07/01/10                            $  6,341
                                                       --------
          California -- 10.4%
           California State,
  2,000     GO, 6.50%, 11/01/09                           2,264
  3,950     GO, 10.00%, 09/01/99                          3,950
  1,000     Ser. B, GO, 10.00%, 08/01/02                  1,158
  1,000     Veterans Bond, Ser. AM,
            GO, 9.00%, 10/01/05                           1,235
 21,000    California Statewide Community
            Development Authority, Sherman
            Oaks Project, Ser. A, Rev., 5.00%,
            08/01/22                                     19,307
  7,000    Corona, California, Public Financing
            Authority, Water Utility
            Improvements, Rev., 4.75%, 09/01/28           6,009
  4,000    Los Angeles, California, Harbor
            Department, Rev., 7.60%, 10/01/18             4,910
           Metropolitan Water District,
            Southern California,
  6,235     Ser. A, GO, 5.25%, 03/01/14                   6,255
 20,000     Ser. A, Rev., 5.00%, 07/01/26                18,188
  3,000    Modesto, California, Irrigation District
            Financing Authority, Ser. A,
            Rev., 6.00%, 10/01/15                         3,144
  9,930    Pomona, California, Unified School
            District, Ser. A, GO, 6.15%,
            08/01/15                                     10,707
                                                       --------
                                                         77,127
                                                       --------
          Colorado -- 5.2%
  1,190    Adams County, Colorado School
            District No. 012, GO, 6.20%,
            12/15/10                                      1,258

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
          Colorado Water Resources & Power
            Development Authority,
$ 1,000     Ser. A, Rev., 5.25%, 09/01/10             $  1,013
  1,695     Ser. A, Rev., 5.25%, 09/01/11                1,704
  1,560     Ser. A, Rev., 5.25%, 09/01/13                1,549
 10,000    Denver, Colorado, City & County
            Special Facilities, United Air Lines
            Project, Ser. A, Rev., 6.88%,
            10/01/32                                    10,367
  6,000    Garfield Pitkin & Eagle Counties,
            Colorado School District No. Re 1
            Roarge, GO, 6.60%, 06/15/04~                 6,594
  1,000    Jefferson County, Colorado School
            District No. R-001, 1985 Ser. B,
            GO, 9.00%, 12/15/99                          1,015
           Platte River Power Authority, Colorado,
  3,050     Ser. DD, Rev., 6.00%, 06/01/05               3,263
  4,400     Ser. DD, Rev., 6.00%, 06/01/06               4,727
  1,620     Ser. DD, Rev., 6.00%, 06/01/07               1,744
  6,050    Westminster, Colorado, Special Purpose
            Post Project, Ser. B, Rev., 5.13%,
            12/01/16                                     5,786
                                                      --------
                                                        39,020
                                                      --------
          Connecticut -- 0.6%
  4,600    Connecticut State Housing Finance
            Authority, Housing Mortgage
            Financing Program, Ser. C1,
            Rev., 6.60%, 11/15/23                        4,832
                                                      --------
          Delaware -- 0.8%
  5,000    Delaware State Economic Development
            Authority, Osteopathic Hospital
            Association of Delaware, Ser. A,
            Rev., 6.90%, 01/01/18                        5,722
     35    Sussex County, Delaware, Single
            Family Mortgage, Residential,
            Rev., 9.38%, 02/01/17                           35
                                                      --------
                                                         5,757
                                                      --------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
          Florida -- 5.6%
$  4,225   Broward County, Florida Resource
            Recovery, SES. Broward Co. LP
            South Project, Rev., 7.95%,
            12/01/08                                 $  4,384
   2,200   Dade County, Florida, Special
            Obligation, Miami Beach
            Convention Center Project, Special
            Tax, 8.63%, 12/01/07                        2,661
   5,000   Daytona Beach, Florida, Water &
            Sewer, Ser. 1978, Rev., 6.75%,
            11/15/07                                    5,422
   5,000   Florida State, Board of Education,
            Lottery, Ser. C, Rev., 4.50%,
            07/01/18                                    4,286
   3,670   Greater Orlando Aviation Authority,
            Orlando Florida Airport Facilities,
            Ser. A, Rev., 6.50%, 10/01/12               3,910
   3,205   Hillsborough County, Florida, Aviation
            Authority, Tampa International
            Airport, Ser. B, Rev., 6.00%,
            10/01/18                                    3,389
           Orange County, Florida Health
            Facilities Authority, Orlando
            Regional Health Care,
   4,425    Ser. A, Rev., 6.25%, 10/01/12               4,818
   2,310    Ser. C, Rev., 6.25%, 10/01/12               2,515
   3,000   Orange County, Florida Tourist
            Development, Ser. A, Rev., 6.50%,
            10/01/10                                    3,227
           Reedy Creek Improvement District,
            Florida,
   3,980    Ser. A, GO, 5.25%, 06/01/11                 4,013
   3,185    Ser. A, GO, 5.25%, 06/01/12                 3,194
                                                     --------
                                                       41,819
                                                     --------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                   Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
          Georgia -- 6.6%
$ 5,000    Burke County, Georgia, Development
            Authority PCR, Oglethorpe Power
            Co., Rev., 8.00%, 01/01/03~             $  5,683
 10,000    Dalton, Georgia, Development
            Authority, Rev., 5.50%, 08/15/26           9,753
  7,650    De Kalb County, Georgia, Housing
            Authority Apartment Development,
            Fox Hollow Apartments,
            Rev., 7.00%, 05/15/07~                     8,665
  9,000    Fulton County, Georgia, Development
            Authority, Special Facilities, Delta
            Airlines Inc. Project, Rev., 5.45%,
            05/01/23                                   8,039
     15    Georgia State Residential Financing
            Authority, Single Family Insured
            Mortgage, Ser. A, Rev., 8.40%,
            12/01/18                                      15
           Metropolitan Atlanta Rapid Transit
            Authority, Georgia,
  5,000     Second Indenture, Ser. A,
             Rev., 6.90%, 07/01/04~                    5,603
 10,485     Ser. P, Rev., 6.25%, 07/01/20             11,370
                                                    --------
                                                      49,128
                                                    --------
          Hawaii -- 0.8%
  5,000    Honolulu, Hawaii, City & County,
            Ser. A, GO, 7.35%, 07/01/08                5,800
                                                    --------
          Illinois -- 0.8%
           Illinois Health Facilities Authority,
    862     Refunded, Ser. A, Rev., 7.90%,
             08/15/03~                                   948
  1,554     Unrefunded Balance, Ser. A,
             Rev., 7.90%, 08/15/03                     1,559
  3,250    Illinois Housing Development
            Authority, Multi-Family, Ser.
            1991-A, Rev., 8.25%, 07/01/16              3,492
                                                    --------
                                                       5,999
                                                    --------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                      Value
---------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
          Kentucky -- 1.2%
$  8,000   Louisville & Jefferson County,
            Kentucky, Metropolitan Sewer
            District & Drain System, Ser. A,
            Rev., 6.50%, 11/15/04~                     $  8,873
                                                       --------
          Louisiana -- 1.3%
           Orleans Parish, Louisiana, School Board,
   2,000    Defeased, Rev., 8.85%, 02/01/06               2,448
   2,000    Defeased, Rev., 8.90%, 02/01/07               2,498
   4,000    GO, 7.50%, 09/01/05~                          4,598
                                                       --------
                                                          9,544
                                                       --------
          Massachusetts -- 3.7%
   3,500   Chelsea, Massachusetts, School Project
            Loan Act 1948, GO, 6.50%,
            06/15/04~                                     3,863
   2,750   Haverhill, Massachusetts, Unlimited Tax,
            Ser. A, GO, 7.00%, 06/15/02~                  2,998
  10,000   Massachusetts State, Consolidated Loan,
            Ser. C, GO, 5.25%, 08/01/17                   9,739
   9,000   Massachusetts State, Port Authority,
            Ser. B, Rev, 5.50%, 07/01/13                  8,965
   2,015   South Essex, Massachusetts, Sewer
            District, Ser. B, GO, 6.75%,
            06/01/04~                                     2,244
                                                       --------
                                                         27,809
                                                       --------
          Michigan -- 1.1%
   8,500   Western Michigan University, Rev.,
            5.13%, 11/15/17                               8,061
                                                       --------
          Montana -- 1.4%
           Montana State, Long-Range Building
            Program,
   2,320    Ser. B, GO, 4.50%, 08/01/15                   2,065
   2,435    Ser. B, GO, 4.50%, 08/01/16                   2,145
   2,555    Ser. B, GO, 4.50%, 08/01/17                   2,229
   2,005    Ser. D, GO, 5.38%, 08/01/13                   2,011
   2,120    Ser. D, GO, 5.38%, 08/01/14                   2,121
                                                       --------
                                                         10,571
                                                       --------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                       Value
----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------
          New Jersey -- 7.0%
$ 5,215    New Jersey Economic Development
            Authority, Educational Testing
            Service, Ser. B, Rev., 6.25%,
            05/15/05~                                   $  5,736
           New Jersey Sports & Exposition Authority,
    565     Pre-Refunded, Ser. A, Rev., 6.50%,
             03/01/02~                                       605
  1,500     State Guaranteed, Rev., 8.30%,
             01/01/03                                      1,679
  2,905     Unrefunded Balance, Ser. A,
             Rev., 6.50%, 03/01/19                         3,077
 15,700    New Jersey State, Ser. D, GO, 8.00%,
            02/15/07                                      18,795
  5,000    New Jersey State, Highway Authority,
            Garden State Parkway, Rev., 6.20%,
            01/01/10                                       5,437
 11,460    New Jersey State, Housing & Mortgage
            Finance Agency, Ser. U, Rev.,
            5.75%, 04/01/18                               11,459
  5,000    New Jersey State, Transportation Trust
            Fund Authority, Transportation
            Systems, Ser. B, Rev., 6.50%,
            06/15/10                                       5,588
                                                        --------
                                                          52,376
                                                        --------
          New York -- 25.5%
  2,250    Dutchess County, New York, Resource
            Recovery Agency, Solid Waste
            Management, Ser. A, Rev., 7.50%,
            01/01/00~                                      2,323
  4,000    Long Island Power Authority, New
            York, Electric Systems, Ser. A,
            Rev., 5.50%, 12/01/13                          4,071
           Metropolitan Transportation Authority
            of New York,
  2,500     Dedicated Tax Fund, Ser. A,
             Rev., 4.75%, 04/01/28                         2,139
  3,450     Commuter Facilities, Ser. A,
             Rev., 6.00%, 07/01/16                         3,533

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$ 3,000    Nassau County, New York, IDA, Civic
            Facilities, Hofstra University Project,
             Rev., 6.75%, 08/01/01~                   $  3,201
           New York City, New York,
  2,000     Ser. A, GO, 5.38%, 08/01/15                  1,945
 12,000     Ser. A, GO, 6.25%, 08/01/08                 13,069
  4,000     Ser. B, GO, 6.50%, 08/15/10                  4,357
 20,000     Ser. F, GO, 5.25%, 09/15/10                 20,217
 10,000     Ser. F, GO, 5.38%, 08/01/09                 10,251
  5,000     Ser. H, GO, 5.00%, 03/15/21                  4,489
           New York City, New York, IDA,
  3,500     Brooklyn Navy Yard Cogen
             Partners Project, Rev., 6.20%,
             10/01/22                                    3,547
  5,000     Special Facilities, British Airways
             PLC Project, Rev., 5.25%,
             12/01/32                                    4,381
  4,100    New York State, GO, 6.30%,
            09/15/02~                                    4,408
           New York State, Dorm Authority,
  2,500     Mental Health Services Facilities,
             Ser. B, Rev., 5.00%, 02/15/24               2,234
  4,500     University of Rochester, Ser. A,
             Rev., 6.40%, 07/01/13                       4,834
           New York State Energy Research &
            Development Authority, PCR,
  2,000     Central Hudson Gas, Ser. B-1,
             Rev., 7.38%, 10/01/14                       2,066
  6,000     Niagara Mohawk Power Corp.,
             Ser. A, Rev., 7.20%, 07/01/29               6,659
           New York State, Environmental
            Facilities Corp., PCR, State Water
            Revolving Fund,
  2,000     Ser. B, Rev., 7.10%, 09/15/11                2,100
  2,650     Ser. D, Rev., 6.85%, 11/15/11                2,937

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$ 3,000    New York State, Environmental
            Quality, GO, 6.50%, 12/01/04~             $  3,328
           New York State, Housing Finance
            Agency,
    550     Health Facilities, Monroe County,
             Ser. A, Rev., 7.63%, 05/01/05                 581
  4,000     State University Construction,
             Ser. A, Rev., 7.90%, 11/01/06               4,552
           New York State, Local Government
            Assistance Corp.,
  2,340     Ser. A, Rev., 7.00%, 04/01/02~               2,540
  5,500     Ser. C, Rev., 7.00%, 04/01/01~               5,847
  3,000     Ser. D, Rev., 7.00%, 04/01/02~               3,256
           New York State, Medical Care Facilities
           Financing Agency,
  2,780     Hospital & Nursing Home,
             Insured Mortgage, Ser. C,
             Rev., 6.25%, 08/15/12                       2,918
  4,000     Montefiore Medical Center, Insured
             Mortgage, Ser. A, Rev., 5.75%,
             02/15/25                                    3,979
  2,000     Mental Health Services Facilities
             Improvement, Ser. A, Special
             Obligation, 8.30%, 05/01/04                 2,304
  4,000    New York State, Mortgage Agency,
            Homeownership Mortgage, Ser. JJ,
            Rev., 7.50%, 10/01/17                        4,087
  5,500    New York State, Thruway Authority,
            General Purpose, Ser. C,
             Rev., 6.00%, 01/01/05-                      5,949
           Port Authority of New York &
            New Jersey,
  1,100     Consolidated Bonds 52nd Ser.,
             Rev., 9.00%, 11/01/14                       1,109
  6,270     Consolidated Bonds 78th Ser.,
             Rev., 6.50%, 04/15/11                       6,621
 16,000     Consolidated Bonds 93rd Ser.,
             Rev., 6.13%, 06/01/94                      17,094

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                   Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
          Port Authority of New York &
           New Jersey,
$ 4,000     Consolidated Bonds 109th Ser.,
             Rev., 5.38%, 01/15/32                  $  3,809
 10,000     Consolidated Bonds 114th Ser.,
             Rev., 4.75%, 08/01/33                     8,621
  9,000    Triborough Bridge & Tunnel Authority,
            New York, Convention Center
            Project, Ser. E, Rev., 7.25%,
            01/01/10                                  10,123
                                                    --------
                                                     189,479
                                                    --------
          North Carolina -- 0.7%
  6,145    North Carolina, Medical Care
            Community Hospital, Pitt County
            Memorial Hospital, Ser. A,
            Rev., 4.75%, 12/01/28                      5,150
                                                    --------
          North Dakota -- 0.8%
  5,000    Mercer County, North Dakota,
           PCR, Antelope Valley Station,
           Rev., 7.20%, 06/30/13                       5,828
                                                    --------
          Ohio -- 3.4%
  7,000    Cleveland, Ohio, Public Power System,
            First Mortgage, Ser. A, Rev., 7.00%,
            11/15/04~                                  7,925
  2,000    Dublin, Ohio, Refunding & Public
            Improvement, Ser. A, GO, 5.25%,
            12/01/14                                   1,981
  3,950    Ohio Housing Finance Agency,
            Residential, Ser. C, Rev., 5.75%,
            09/01/28                                   3,815
  4,850    Ohio State, Public Facilities
            Community, Higher Education
            Capital Facilities, Ser. II-C,
            Rev., 4.38%, 06/01/11                      4,445
  7,000    Ohio State, Turnpike Commission,
            Ser. A, Rev., 5.50%, 02/15/24              6,935
                                                    --------
                                                      25,101
                                                    --------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
          Oklahoma -- 2.2%
$ 3,000    Grand River Dam Authority,
            Oklahoma, Rev., 5.50%, 06/01/09           $  3,119
  8,500    Oklahoma State, Turnpike Authority,
            Second Ser., Ser. A, Rev., 5.25%,
            01/01/13                                     8,512
  5,000    Tulsa, Oklahoma, Metropolitan Utility
            Authority, Rev., 5.75%, 09/01/19             5,035
                                                      --------
                                                        16,666
                                                      --------
          Oregon -- 3.2%
  5,780    Oregon State, Higher Education
            Building, Ser. A, GO, 6.45%,
            08/01/04~                                    6,332
           Portland, Oregon, Sewer Systems,
  2,300     Ser. A, Rev., 5.00%, 06/01/14                2,218
 11,565     Ser. A, Rev., 5.00%, 06/01/15               11,066
  4,000    Salem, Oregon, Hospital Facilities
            Authority, Salem Hospital,
            Rev., 5.25%, 08/15/14                        3,907
                                                      --------
                                                        23,523
                                                      --------
          Pennsylvania -- 1.7%
  1,000    Allegheny County, Pennsylvania, IDA,
            Health Care Facilities, Presbyterian
            Senior Care, Rev., 5.75%, 01/01/23             927
 12,000    Delaware Valley, Pennsylvania, Regional
            Finance Authority, Local
            Government, Ser. A, Rev., 5.50%,
            08/01/28                                    11,845
                                                      --------
                                                        12,772
                                                      --------
          Puerto Rico -- 4.0%
  2,500    Puerto Rico Commonwealth,
            GO, 6.25%, 07/01/11                          2,760

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$  1,500   Puerto Rico Commonwealth, Highway
            & Transportation Authority,
            Refunded Balance, Ser. T,
            Rev., 6.63%, 07/01/02~                   $  1,620
           Puerto Rico Electric Power Authority,
   7,000    Ser. EE, Rev., 4.75%, 07/01/24              6,063
   5,000    Ser. Y, Rev., 7.00%, 07/01/07               5,739
           Puerto Rico Industrial, Medical &
            Environmental PCFFA,
   6,675    PepsiCo Inc. Project, Ser. A,
             Rev., 6.25%, 11/15/13                      7,053
   3,000    Warner Lambert Co. Project,
             Rev., 7.60%, 05/01/14                      3,098
   3,000   Puerto Rico Public Buildings
            Authority, Guaranteed, Government
            Facilities, Ser. A, Rev., 6.25%,
            07/01/11                                    3,312
                                                     --------
                                                       29,645
                                                     --------
          South Carolina -- 2.2%
   6,000   Richland County, South Carolina,
            School District No. 001,
            GO, 4.63%, 03/01/22                         5,154
           South Carolina Housing Finance
            & Development Authority,
            Homeownership Mortgage Purchase,
   3,835    Ser. B, Rev., 7.80%, 07/01/09               3,916
   2,000    Ser. B, Rev., 7.88%, 07/01/15               2,042
   5,000   South Carolina State Public Service
            Authority, Ser. A, Rev., 6.25%,
            01/01/22                                    5,214
                                                     --------
                                                       16,326
                                                     --------
          South Dakota -- 0.5%
   3,000   Heartland Consumers Power District,
            Rev., 7.00%, 01/01/16                       3,425
     385   South Dakota State Building Authority,
            Rev., 10.50%, 09/01/00                        408
                                                     --------
                                                        3,833
                                                     --------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                  Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
          Tennessee -- 0.8%
$  3,000   Knox County, Tennessee, Health,
            Educational & Housing Facilities
            Board, Rev., 5.63%, 04/01/29           $  2,748
   3,000   Metropolitan Government of Nashville
            & Davidson Counties, Tennessee,
            Water & Sewer Authority, Rev.,
            5.20%, 01/01/13                           2,966
                                                   --------
                                                      5,714
                                                   --------
          Texas -- 4.4%
           Austin, Texas Utility System,
   2,000    Combined, Ser. A, Rev., 9.50%,
             05/15/00~                                2,080
   6,500    Rev., 6.00%, 11/15/13                     6,930
   2,000    Ser. A, Rev., 8.00%, 05/15/01~            2,126
           Dallas-Fort Worth Texas Regional
            Airport,
   2,115    Ser. A, Rev., 7.38%, 11/01/08             2,384
   2,945    Ser. A, Rev., 7.38%, 11/01/09             3,320
   2,000    Ser. A, Rev., 7.38%, 11/01/11             2,241
   5,000   Houston, Texas, Higher Education
            Finance Corp., Rice University
            Project, Ser. A, Rev., 5.38%,
            11/15/29                                  4,719
           Houston, Texas Water Conveyance
            System,
   2,500    Ser. F, COP, 7.20%, 12/15/05              2,820
   2,000    Ser. F, COP, 7.20%, 12/15/06              2,277
   5,000   Katy, Texas, Independent School
            District, Ser. A, GO, 4.75%,
            02/15/24                                  4,289
                                                   --------
                                                     33,186
                                                   --------
          Utah -- 0.2%
   1,000   Sevier County, Utah, Sevier School
            District, GO, 9.20%, 05/01/03             1,159
-----------------------------------------------------------
           Total Long-Term Municipal Bonds
           (Cost $719,959)                          721,439
-----------------------------------------------------------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
   Amount   Issuer                               Value
---------------------------------------------------------
Short-Term Investments -- 2.1%
---------------------------------------------------------
           Floating Rate Demand Note -- 0.1%
           California -- 0.1%
$    700    California Statewide Communities
             Development Authority, John Muir/
             Mt. Diablo Health, COP, 2.85%,
             09/01/99                            $    700
                                                 --------
            (Cost $700)
  Shares
           Money Market Funds -- 2.0%
   7,641    Provident Municipal Cash Money
             Market Fund                            7,641
   7,302    Provident Municipal Money Market
             Fund                                   7,302
                                                 --------
            Total Money Market Funds
            (Cost $14,943)                         14,943
---------------------------------------------------------
            Total Short-Term Investments
            (Cost $15,643)                         15,643
---------------------------------------------------------
            Total Investments -- 99.1%
            (Cost $735,602)                      $737,082
---------------------------------------------------------

Index:
~              --   The maturity date shown is the date of the prerefunded call.
COP            --   Certificate of Participation.
Dorm           --   Dormitory.
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
IDA            --   Industrial Development Authority.
PCR            --   Pollution Control Revenue.
PCFFA          --   Pollution Control Facilities Financing Authority.
Rev.           --   Revenue Bond.

                       See notes to financial statements.

                               Chase Vista Select
                        Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                            Objective   Income exempt from federal taxes*

                  Primary investments   Municipal bonds

      Suggested investment time frame   3-5 years minimum

                     Market benchmark   Lehman Municipal Bond Index
                                        Lehman 10 Year Municipal
                                        Bond Index

                Lipper Funds category   Lipper Intermediate Municipal Debt
                                        Funds Average

                       Inception date   1/1/97

                     Newspaper symbol   IntmdTF

                           Net assets   $729 Million

                     Average maturity   7.7 years

                     Average duration   5.9 years

                      Average quality   AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |  X   |      |  High
|------|------|------|
|      |      |      |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long

                               Chase Vista Select
                        Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Select Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from federal income tax through a portfolio of higher-quality intermediate term municipal bonds, had a total return of 1.15% for the year ended August 31, 1999. This compares to a return of .25% for the Lipper Intermediate Municipal Debt Funds Average and .50% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic action by the Fed to loosen monetary policy in light of global economic concerns. However, rates on municipal bonds fell less sharply than those on Treasuries with comparable maturities and by early October the average 30-year tax-exempt municipal bond was providing yields that were actually higher than that of the taxable 30-year US Treasury bond.

The management team took advantage of the unusually high relative rates of municipal bonds by extending the Fund's duration (and hence its interest rate sensitivity) and over-weighting New York bonds whose yields were higher (and prices were lower) than those of other areas. By the end of October, with supply increasing even more than expected, the management team maintained duration levels and focused on increasing quality, a move which began to pay off as 1998 ended. When supply sputtered in early 1999, the Fund's long duration once again proved beneficial.

In early February, the management team's relative value analysis led it to extend duration by selling many of its maturities of three years and shorter to take advantage of steepness in the 10 to 15 year part of the yield curve. While this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the 10-year portion of the yield curve became even more pronounced.

As the reporting year came to a close, the management team's continued focus on the 10-year part of the yield curve had begun to be a positive factor in performance.

Where the Fund May Be Headed

Moving into the new reporting year, the Fund has begun to reduce the overweight in five to seven year maturities and purchase securities in the two to three year range which will provide maximum liquidity entering year end.

                               Chase Vista Select
                        Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested


[PIE CHART]

Investment  (97.9%)
Cash/Other   (2.1%)


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                      1 Year            5 Years            10 Years
                      ------            -------            --------
                      1.15%             5.84%               6.98%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                        Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART PLOT POINTS]

               Chase Vista                                          Lipper
               Select            Lehman                             Intermediate
               Intermediate      10 Year           Lehman           Muni Debt
               Tax Free          Muni Bond         Muni Bond        Funds
               Income Fund       Index             Index            Avg.
1989           10000             10000             10000            10000
1990           10558.5           10614.1           10642.5          10565.1
1991           11831.3           11881.7           11898            11619.9
1992           13164.8           13180.9           13228.5          12754.8
1993           14673.5           14876.6           14841.3          14099.8
1994           14795.5           14985.7           14862.9          14238
1995           15975             16423.8           16181.2          15234.2
1996           16657.3           17151.7           17027.1          15830.5
1997           17974.7           18736.8           18604.7          16934.9
1998           19427             20344             20214.2          18119.1
1999           19650.4           20421.4           20314.9          18164.5

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 10 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average for the ten years ended August 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 10 Year Municipal Bond Index is a total return benchmark for the intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman 10 Year Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper Intermediate Municipal Debt Funds Average represents the performance of 145 actively-managed tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- 97.1%
-------------------------------------------------------------
          Alabama -- 1.4%
           Alabama State,
$    660    GO, 7.00%, 08/01/00~                     $    692
   7,650    Ser. A, GO, 5.50%, 10/01/02                 7,919
   1,320   Shelby County, Alabama, Board of
            Education, Capital Outlay School
            Warrants, 5.70%, 02/01/09                   1,376
                                                     --------
                                                        9,987
                                                     --------
          Arizona -- 1.6%
           Maricopa County, Arizona School
            District No. 004,
   3,630    Project of 1995, Ser. D,
             GO, 6.00%, 07/01/07                        3,916
   2,300    Ser. E, GO, 5.40%, 07/01/02~                2,412
   5,000   Maricopa County, Arizona School
            District No. 028, Kyrene Elementary,
            Ser. D, GO, 6.00%, 07/01/01~                5,166
                                                     --------
                                                       11,494
                                                     --------
          California -- 1.9%
   7,105   California State, GO, 6.50%, 09/01/10        8,024
   5,000   Los Angeles County, California Public
            Works Financing Authority, Regional
            Park & Open Space District,
            Rev., 6.00%, 10/01/04~@                     5,477
                                                     --------
                                                       13,501
                                                     --------
          Colorado -- 0.6%
   4,000   Eagle Garfield & Routt Counties,
            Colorado School District No. Re
            50J, GO, 6.13%, 12/01/04~                   4,370
                                                     --------
          Connecticut -- 1.4%
           Connecticut State Special Tax
            Obligation, Transportation
            Infrastructure,
   4,735    Ser. A, Rev., 5.40%, 06/01/09               4,886
   5,000    Ser. B, Rev., 6.50%, 10/01/10               5,591
                                                     --------
                                                       10,477
                                                     --------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
          Delaware -- 0.1%
$  635     Delaware Transportation Authority,
            Transportation System, Rev., 5.63%,
            07/01/05                                 $    663
                                                     --------
          Florida -- 4.3%
 2,000     Dade County, Florida Aviation, Ser. B,
            Rev., 6.40%, 10/01/06                       2,184
           Florida State, Board of Education
            Capital Outlay Public Education,
 5,245      Ser. B, GO, 6.00%, 06/01/06                 5,657
10,600      Ser. B, GO, 6.70%, 06/01/01~               11,162
 2,675     Florida State, Broward County
            Expressway Authority, Ser. A,
            GO, 6.50%, 07/01/03                         2,681
 2,000     Florida State, Department of
            Corrections, Okeechobee
            Correctional Facilities, COP, 6.00%,
            03/01/08                                    2,141
 5,000     Lakeland, Florida, Electric & Water,
            Rev., 5.50%, 10/01/06~                      5,320
 2,350     Miami-Dade County, Florida, Aviation,
            Ser. A, Rev., 5.25%, 10/01/07               2,390
                                                     --------
                                                       31,535
                                                     --------
          Georgia -- 1.4%
 2,000     Georgia State, Ser. B, GO, 5.75%,
            08/01/02                                    2,084
 5,000     Georgia, Municipal Electric Authority,
            Power, Ser. DD, Rev., 7.00%,
            01/01/08@                                   5,674
 2,500     Paulding County, Georgia, School
            District, GO, 5.00%, 02/01/01               2,530
                                                     --------
                                                       10,288
                                                     --------
          Hawaii -- 0.7%
           Honolulu, Hawaii, City & County,
 2,500      Ser. A, GO, 7.30%, 07/01/03                 2,741
 2,000      Ser. A, GO, 7.35%, 07/01/06                 2,285
                                                     --------
                                                        5,026
                                                     --------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)


 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
          Illinois-- 5.0%
           Chicago, Illinois, Metropolitan Water
            Reclamation District, Greater
            Chicago,
$ 1,500     Capital Improvement Bonds,
             GO, 7.00%, 01/01/08                      $  1,709
  4,400     GO, 5.50%, 12/01/08                          4,591
  7,200     GO, 5.95%, 12/01/07                          7,753
           Chicago, Illinois, O'Hare International
            Airport,
  3,000     General Airport, Second Lien,
             Ser. A, Rev., 6.75%, 01/01/06               3,319
  6,055     Passenger Facilities Charge, Ser. A,
             Rev., 5.38%, 01/01/07                       6,249
           Illinois State,
  1,320     GO, 5.50%, 08/01/06                          1,379
 10,000     GO, 5.50%, 04/01/10                         10,282
  1,000    Regional Transportation Authority
           of Illinois, Ser. A, Rev., 7.30%,
           11/01/00-                                     1,058
                                                      --------
                                                        36,340
                                                      --------
          Indiana -- 2.7%
  5,500    Indiana Municipal Power Agency,
            Power Supply Systems, Ser. B,
            Rev., 5.80%, 01/01/08                        5,819
  2,485    Indiana State Office Building
            Community Facilities, Ser. A,
            Rev., 5.00%, 07/01/04                        2,536
  7,315    Indianapolis, Indiana, Gas Utility,
            Distribution Systems, Ser. A,
            Rev., 5.75%, 08/15/08                        7,739
  3,000    Indianapolis, Indiana, Local Public
            Improvements Bond Bank, Ser. A,
            Rev., 6.50%, 01/01/08                        3,316
                                                      --------
                                                        19,410
                                                      --------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
          Kansas -- 0.3%
$ 2,000    Kansas State, Turnpike Authority,
            Rev., 5.25%, 09/01/01                    $  2,043
                                                     --------
          Kentucky -- 0.7%
  4,400    Kentucky State, Property & Buildings
            Community, Project No. 60,
            Rev., 5.50%, 10/01/08                       4,569
    590    Owensboro Kentucky, Electric Light &
            Power, Rev., 10.50%, 01/01/04                 649
                                                     --------
                                                        5,218
                                                     --------
          Maryland -- 1.9%
           Maryland State Stadium Authority,
            Lease, Convention Center
            Expansion,
  3,335     Rev., 5.75%, 12/15/08                       3,515
  3,535     Rev., 5.80%, 12/15/09                       3,692
  6,500    Maryland State Transportation
            Authority, Transportation Facilities
            Project, Rev., 5.80%, 07/01/06              6,929
                                                     --------
                                                       14,136
                                                     --------
          Massachusetts -- 6.9%
  5,000    Chelsea, Massachusetts, School Project
            Loan Act 1948, GO, 5.90%,
            06/15/04~                                   5,390
           Massachusetts Bay Transportation
            Authority, General Transportation
            Systems,
 10,000     Ser. A, Rev., 5.40%, 03/01/08              10,372
  1,000     Ser. A, Rev., 7.00%, 03/01/08               1,145
           Massachusetts State,
 12,500     Consolidated Loan, Ser. A,
             GO, 5.00%, 03/01/07                       12,703
  3,600     Consolidated Loan, Ser. C,
             GO, 6.70%, 11/01/04~                       3,999
  5,000     Ser. A, GO, 5.75%, 08/01/10                 5,291
  4,400     Ser. B, GO, 6.50%, 08/01/08                 4,859

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                   Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$ 3,000    Massachusetts State, Housing Finance
            Agency, Residential Development,
            Ser. C, Rev., 6.45%, 05/15/04           $  3,164
           Southeastern Massachusetts University
            Building Authority,
  1,980     Ser. A, Rev., 5.90%, 05/01/09              2,095
  1,000     Ser. A, Rev., 5.90%, 05/01/10              1,050
                                                    --------
                                                      50,068
                                                    --------
          Michigan -- 3.2%
  5,250    Michigan State, Hospital Finance
            Authority, Ser. A, Rev., 7.50%,
            09/15/01~                                  5,686
  3,565    Michigan State, Underground Storage
            Tank Financial Assurance Authority,
            Ser. I, Rev., 5.75%, 05/01/10              3,710
           Wayne Charter County, Michigan,
            Detroit Metropolitan Wayne
            County,
 10,000     Ser. A, Rev., 5.25%, 12/01/06             10,205
  3,780     Ser. A, Rev., 5.50%, 12/01/07              3,898
                                                    --------
                                                      23,499
                                                    --------
          Minnesota -- 0.7%
  5,000    Minnesota State, GO, 6.00%,
            08/01/02~                                  5,241
                                                    --------
           Missouri -- 0.3%
  2,470    Missouri State, Environmental
            Improvement & Energy Resource
            Authority, Water Pollution, State
            Revolving Funds, Ser. A,
            Rev., 5.25%, 01/01/11                      2,487
                                                    --------
          Montana -- 0.4%
  3,000    Montana State Board Investment,
            Payroll Tax, Workers Compensation
            Project, Rev., 6.50%, 06/01/03             3,173
                                                    --------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
          Nebraska -- 1.9%
$ 2,635    American Public Energy Agency,
            Nebraska, Public Gas Agency
            Project, Ser. A, Rev., 5.25%,
            06/01/11                                 $  2,623
 11,000    Omaha Public Power District,
            Nebraska, Electric, Ser. C,
            Rev., 5.40%, 02/01/08@                     11,375
                                                     --------
                                                       13,998
                                                     --------
          Nevada -- 3.7%
  7,000    Clark County, Nevada, School District,
            GO, 5.25%, 06/15/09                         7,123
  2,415    Henderson, Nevada, Water and Sewer,
            Ser. A, GO, 5.50%, 09/01/08                 2,516
           Nevada State,
  1,000     GO, 6.75%, 07/01/03                         1,022
  5,390     Ser. A, GO, 5.00%, 07/01/10                 5,345
  5,000     Ser. A, GO, 5.60%, 07/15/06                 5,226
  2,000     Ser. C, GO, 6.50%, 05/01/05                 2,183
           Nevada State, Municipal Bond Bank,
  1,000     GO, 7.20%, 11/01/04                         1,059
  1,660     Project, No. 20-23-A, GO, 7.00%,
             07/01/00                                   1,673
  1,000     Project, No. 20-23-A, GO, 7.20%,
             07/01/02                                   1,008
                                                     --------
                                                       27,155
                                                     --------
          New Hampshire -- 0.8%
           New Hampshire Municipal Bond
            Bank,
  4,535     Ser. C, Rev., 5.75%, 08/15/10               4,741
  1,250     Ser. C, Rev., 5.75%, 08/15/11               1,299
                                                     --------
                                                        6,040
                                                     --------
          New Jersey -- 10.2%
  3,245    Elizabeth, New Jersey, GO, 6.25%,
            08/15/08                                    3,533
 10,000    New Jersey Building Authority, State
            Building, Rev., 5.75%, 06/15/09            10,606

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
           New Jersey Economic Development
            Authority, Market Transition Facility,
            Sr. Lien,
$  955      Ser. A, Rev., 5.80%, 07/01/08            $    999
 8,800      Ser. A, Rev., 5.80%, 07/01/09               9,202
           New Jersey State, Transportation Trust
            Fund Authority, Transportation
            Systems,
 3,000      Ser. A, Rev., 5.50%, 06/15/09*              3,123
 3,000      Ser. A, Rev., 5.50%, 06/15/10*              3,113
 7,000      Ser. B, Rev., 5.50%, 06/15/09               7,246
 6,455      Ser. B, Rev., 6.00%, 06/15/07               6,962
           New Jersey State, Turnpike Authority,
 3,420      Rev., 5.70%, 05/01/13                       3,555
   730      Rev., 10.38%, 01/01/03                        810
 3,005      Ser. G, Rev., 5.75%, 01/01/09               3,126
           New Jersey State, Wastewater
            Treatment Trust,
 2,545      Ser. A, Rev., 7.00%, 05/15/06               2,880
 2,910      Ser. A, Rev., 7.00%, 05/15/08               3,341
 3,120      Ser. A, Rev., 7.00%, 05/15/09               3,600
 4,995      Ser. C, Rev., 6.25%, 05/15/05               5,412
 5,520      Ser. C, Rev., 6.88%, 06/15/07               6,257
   335     Trenton, New Jersey, GO, 6.25%,
            08/15/03                                      358
                                                     --------
                                                       74,123
                                                     --------
          New Mexico -- 0.3%
 2,075     Gallup, New Mexico, PCR, Plains
            Electric Generation, Rev., 6.40%,
            08/15/05                                    2,197
                                                     --------
          New York -- 19.0%
           Long Island Power Authority,
            New York Electric Systems,
 5,500      Rev, 5.25%, 04/01/10                        5,558
 4,000      Ser. A, Rev., 5.50%, 12/01/08               4,176
 4,595      Ser. A, Rev., 6.00%, 12/01/07               4,967

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                   Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
           Metropolitan Transportation Authority
            of New York, Transportation
            Facilities,
$  4,000    Ser. J, Rev., 6.38%, 07/01/02~          $  4,299
   5,000    Ser. K, Rev., 6.25%, 07/01/05              5,410
           Municipal Assistance Corp. for
            New York City,
   7,020    Ser. E, Rev., 6.00%, 07/01/06              7,552
   3,000    Ser. H, Rev., 5.00%, 07/01/08              3,023
   2,000    Ser. N, Rev., 5.25%, 07/01/07              2,059
   1,250    Ser. O, Rev., 5.25%, 07/01/07              1,287
   3,500   New York City, New York, Housing
            Development Corp., Growth &
            Income Sector, Residential, Royal
            Charter, Rev., 9.75%, 04/01/00~            3,654
   2,000   New York City, New York, IDA,
            Special Facilities, Terminal One
            Group Association Project,
            Rev., 5.50%, 01/01/02                      2,036
           New York State,
   6,000    Ser. B, GO, 5.60%, 08/15/07                6,291
   5,000    Ser. B, GO, 5.70%, 08/15/10                5,184
           New York State, Dorm Authority,
     225    Pooled Capital Program,
             Rev., 7.80%, 12/01/05                       230
     770    St. John's University, Rev., 6.70%,
             07/01/04                                    816
   5,500    State University Educational
             Facilities, Rev, 5.50%, 05/15/06          5,702
   2,800    State University Educational
             Facilities, Ser. A, Rev., 5.50%,
             05/15/06                                  2,903
           New York State, Environmental
            Facilities Corp., PCR, State Water
            Revolving Fund,
   6,000    Ser. A, Rev., 5.75%, 06/15/08              6,369
     230    Ser. A, Rev., 6.90%, 06/15/02                244
   1,200    Ser. D, Rev., 6.55%, 03/15/08              1,260

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$ 4,915    New York State, Housing Finance
            Agency, Housing Project Mortgage,
            Ser. A, Rev., 5.40%, 11/01/05             $  5,077
  6,000    New York State, Local Government
            Assistance Corp., Ser. A,
            Rev., 6.00%, 04/01/08                        6,459
    180    New York State, Medical Care Facilities
            Financing Agency, Rev., 7.38%,
            08/15/03                                       184
    905    New York State, Mortgage Agency,
            Homeowner Mortgage, Ser. EE-3,
            Rev., 7.70%, 10/01/10                          933
    400    New York State, Power Authority,
            General Purpose, Ser. C,
            Rev., 9.50%, 01/01/01                          409
           New York State, Thruway Authority,
            Highway & Bridge Trust Fund,
  1,320     Ser. A, Rev, 5.30%, 04/01/07                 1,363
  4,000     Ser. A, Rev, 5.60%, 04/01/04~                4,256
  5,700     Ser. B, Rev, 6.00%, 04/01/04~                6,158
           New York State, Thruway Authority,
            Service Contract, Local Highway
            & Bridge,
  8,000     Rev., 5.00%, 04/01/02                        8,108
  5,000     Rev., 5.10%, 04/01/08                        4,980
 10,000     Rev., 5.20%, 04/01/09                        9,950
  3,200     Rev., 5.25%, 04/01/02                        3,262
  7,500     Rev., 5.25%, 04/01/03                        7,667
  3,910    Port Authority of New York & New
            Jersey, Consolidated Bonds 112th
            Ser., Rev., 5.00%, 12/01/05                  3,964
  1,500    Suffolk County, New York, IDA,
            Nissequogue Cogen Partners Facility,
            Rev., 4.88%, 01/01/08                        1,442
    990    Westchester County, New York, IDA,
            Resource Recovery, Resco Co. Project,
            Ser. A, Rev., 5.60%, 07/01/07                1,032
                                                      --------
                                                       138,264
                                                      --------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
          North Dakota -- 0.8%
           North Dakota State, Municipal Bond
            Bank, State Revolving Fund
            Program,
$  1,055    Ser. A, Rev., 5.50%, 10/01/04            $  1,103
   1,380    Ser. A, Rev., 5.50%, 10/01/05               1,444
   1,450    Ser. A, Rev., 5.50%, 10/01/06               1,516
   1,535    Ser. A, Rev., 5.50%, 10/01/07               1,603
                                                     --------
                                                        5,666
                                                     --------
          Ohio -- 2.7%
   4,000   Montgomery County, Ohio, Solid
            Waste, Rev., 5.50%, 11/01/10                4,108
            Ohio State, Building Authority, State
            Facilities,
   1,420    Administration Building Fund,
             Ser. A, Rev., 6.00%, 10/01/06              1,531
   3,360    Adult Correctional, Ser. A,
             Rev., 5.75%, 10/01/08                      3,515
           Ohio State, Turnpike Commission,
   6,000    Ser. A, Rev., 5.40%, 02/15/09               6,168
   4,275    Ser. A, Rev., 6.00%, 02/15/07               4,596
                                                     --------
                                                       19,918
                                                     --------
          Oregon -- 0.5%
   3,500   Washington County, Oregon School
            District, No. 003, Hillsboro,
            GO, 6.00%, 11/01/05~                        3,768
                                                     --------
          Pennsylvania -- 1.3%
   2,945   Pennsylvania Infrastructure Investment
            Authority, Pennvest Loan Pool
            Program, Ser. A, Rev., 5.00%,
            09/01/09                                    2,945
   6,000   Pennsylvania State, Higher Educational
            Facilities Authority, Temple
            University, Ser. 1, Rev., 6.50%,
            04/01/01~                                   6,330
                                                     --------
                                                        9,275
                                                     --------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                              Value
-----------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------------------
          Puerto Rico -- 2.4%
           Puerto Rico Commonwealth,
$ 10,000    GO, 5.50%, 07/01/08@                               $ 10,528
   5,500    GO, 5.50%, 07/01/09                                   5,768
   1,440   Puerto Rico Industrial Medical &
            Environmental PCFFA, Renasa Inc.,
            Squibb Corp. Project, Rev., 6.50%,
            07/01/04                                              1,476
                                                               --------
                                                                 17,772
                                                               --------
          Rhode Island -- 0.7%
   5,000   Rhode Island State, Ser. A,
            GO, 6.10%, 06/15/03                                   5,295
                                                               --------
          Tennessee -- 1.5%
   2,140   Metropolitan Government of Nashville
            & Davidson Counties, Tennessee,
            GO, 5.00%, 11/15/09                                   2,145
   5,335   Tennergy Corp., Tennessee Gas,
            Rev., 5.00%, 06/01/09                                 5,322
   3,470   Tennessee State, Ser. B, GO, 5.00%,
            05/01/01                                              3,522
                                                               --------
                                                                 10,989
                                                               --------
          Texas -- 5.0%
   4,975   Houston, Texas, Water & Sewer
            Systems, Ser. B, Rev.,
            6.40%, 12/01/09                                       5,350
           North East Independent School
            District, Texas,
   3,650    GO, 5.25%, 10/01/07                                   3,754
   5,300    GO, 6.50%, 10/01/09                                   5,910
   5,550   San Antonio, Texas, GO, 6.13%,
            08/01/01~                                             5,749
   7,500   Texas State, Ser. A, GO, 6.00%,
            10/01/09@                                             8,076
           Texas Water Development Board, State
            Revolving Fund, Sr. Lien,
   1,320    Rev, 6.20%, 07/15/05                                  1,402
   3,000    Ser. A, Rev., 5.25%, 07/15/09                         3,051
   1,000    Ser. A, Rev., 5.63%, 07/15/11*                        1,030

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$  2,000   University of Texas, Permanent
            University Fund, Rev., 6.30%,
            07/01/01                                 $  2,076
                                                     --------
                                                       36,398
                                                     --------
          Utah -- 0.6%
   3,915   Utah State Building Ownership
            Authority, State Facilities Master
            Lease Program, Ser. C,
            Rev., 5.50%, 05/15/08                       4,074
                                                     --------
          Vermont -- 2.2%
   4,100   Burlington, Vermont, Electric, Ser. A,
            Rev., 6.38%, 07/01/09                       4,527
   3,475   Vermont Municipal Bond Bank, Ser. 1,
            Rev., 5.40%, 12/01/07                       3,615
           Vermont State,
   3,510    Ser. A, GO, 6.40%, 01/15/05~                3,864
   3,510    Ser. A, GO, 6.50%, 01/15/05~                3,881
                                                     --------
                                                       15,887
                                                     --------
          Virgin Islands -- 1.1%
   5,000   Virgin Islands Public Finance
            Authority, Ser. C, Rev., 5.50%,
            10/01/06                                    5,088
   3,070   Virgin Islands Water & Power
            Authority, Electric System,
            Rev., 5.25%, 07/01/07                       3,087
                                                     --------
                                                        8,175
                                                     --------
          Virginia -- 0.8%
   5,515   Chesapeake Bay Bridge & Tunnel,
            Commonwealth of Virginia, General
            Resolution, Rev., 5.75%, 07/01/08           5,828
                                                     --------
          Washington -- 2.0%
   4,340   Grant County, Washington, Public
            Utilities District No. 002, Electric,
            Ser. G, Rev., 5.25%, 01/01/08               4,428

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                      Value
---------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
           Washington State,
$  6,675    Ser. B, GO, 5.00%, 01/01/07                $  6,748
   3,000    Ser. R, GO, 5.25%, 01/01/06                   3,086
                                                       --------
                                                         14,262
                                                       --------
          Wisconsin -- 4.1%
           Wisconsin State,
   6,000    GO, 6.20%, 05/01/06                           6,504
   5,600    Ser. 1, GO, 5.00%, 11/01/06                   5,701
   3,000    Ser. 1, GO, 5.00%, 11/01/07                   3,040
           Wisconsin State, Clean Water,
   5,000    Ser. 2, Rev., 5.50%, 06/01/11                 5,139
   3,585    Ser. 2, Rev., 6.13%, 06/01/06                 3,868
   5,170   Wisconsin State, Transportation, Ser. B,
            Rev., 5.25%, 07/01/09                         5,257
                                                       --------
                                                         29,509
---------------------------------------------------------------
           Total Long Term Municipal Bonds
           (Cost $701,680)                              707,549
---------------------------------------------------------------
Short Term Investments -- 3.1%
---------------------------------------------------------------
          Floating Rate Demand Notes -- 1.6%
   4,000   California State, Economic
            Development Financing Authority,
            Ser. C, Rev., 2.55%, 09/01/99                 4,000
   1,000   Delaware County, Pennsylvania, IDA,
            PCR, BP Exploration & Oil,
            Rev., 3.20%, 09/01/99                         1,000
   2,000   East Baton Rouge Parish, Louisiana,
            PCR, Exxon Project, Rev., 2.80%,
            09/01/99                                      2,000
           New York City, New York,
     200    Ser. B, Sub-Ser. B-2, GO, 2.80%,
             09/01/99                                       200
     200    Ser. B, Sub-Ser. B-4, GO, 2.80%,
             09/01/99                                       200
   2,100   New York City, New York, Municipal
            Water Financing Authority, Water &
            Sewer Systems, Ser. C, Rev., 2.80%,
            09/01/99                                      2,100

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
   Amount   Issuer                                   Value
-------------------------------------------------------------
Short-Term Investments -- (continued)
-------------------------------------------------------------
$  2,000    Texas State, Water Development Board,
             Ser. A, Rev., 3.00%, 09/01/99           $  2,000
                                                     --------
           Total Floating Rate Demand Notes
           (Cost $11,500)                              11,500
                                                     --------
  Shares
           Money Market Funds -- 1.5%
   7,201    Provident Municipal Cash Money
             Market Fund                                7,201
   3,704    Provident Municipal Money Market
             Fund                                       3,704
                                                     --------
           Total Money Market Funds
           (Cost $10,905)                              10,905
-------------------------------------------------------------
           Total Short Term Investments
           (Cost $22,405)                              22,405
-------------------------------------------------------------
           Total Investments -- 100.2%
           (Cost $724,085)                           $729,954
-------------------------------------------------------------

Index:
~              --   The maturity date shown is the date of the prerefunded call.
*              --   When Issued security.
@              --   All or a portion of this security is segregated for When Issued securities.
COP            --   Certificate of Participation.
Dorm           --   Dormitory.
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
IDA            --   Industrial Development Authority.
PCFFA          --   Pollution Control Facilities Finance Authority.
PCR            --   Pollution Control Revenue.
Rev.           --   Revenue Bond.

                       See notes to financial statements.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                          Objective   Income exempt from federal, New York
                                      State and New York City taxes*

                Primary investments   New York municipal bonds

    Suggested investment time frame   3-5 years minimum

                   Market benchmark   Lehman Municipal Bond Index

              Lipper Funds category   New York Intermediate Municipal Debt
                                      Funds Average

                     Inception date   1/1/97

                   Newspaper symbol   NY TF

                         Net assets   $295 Million

                   Average maturity   9.4 years

                   Average duration   6.4 years

                    Average quality   AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |  X   |      |  High
|------|------|------|
|      |      |      |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Select New York Intermediate Tax Free Income Fund, which seeks to provide triple tax exempt income through a portfolio of higher-quality, intermediate term municipal bonds, had a total return of .38% for the year ended August 31, 1999. This compares to a return of .43% for the Lipper New York Intermediate Municipal Debt Funds Average and .50% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic action by the Fed to loosen monetary policy in light of global economic concerns. The management team extended the Fund's duration (and hence its interest rate sensitivity) further in October to take advantage of the fact that the yields on New York municipal bonds were actually higher than those on U.S. Treasuries of similar maturity, and as yields on New York issues moved higher in expectation of a huge new issue from Long Island Power Authority, the management team bought heavily with an eye on long-term yield.

When supply was subsequently even heavier than expected, the Fund initially suffered from its aggressive duration, but the management team decided against cutting duration by selling what were essentially irreplaceable, non-callable higher yielding bonds and thereby realizing gains that would be taxable to shareholders. Instead, the management team decided to ride through the difficult period and focus on increasing quality and, by the end of 1998, this focus on quality began to pay off and the Fund ended the calendar year strongly. When supply sputtered in early 1999, the Fund's long duration once again proved beneficial.

In early February, the management team's relative value analysis led it to extend duration to take advantage of steepness in the 10 to 15 year part of the yield curve. While this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the middle part of the yield curve became even more pronounced.

As the reporting year came to a close, the management team's continued focus on the 10-year part of the yield curve had begun to be a positive factor in performance. The Fund also began investing in higher-yielding paper in an effort to increase income. This final move proved doubly positive as the Fund not only had more income with which to offset falling prices, but also benefited from the fact that high-yield municipal bonds tend to have less principal erosion than municipal issues of comparable maturity in a rising rate environment.

Where the Fund May Be Headed

Moving into the new reporting year, the Fund has begun to reduce the overweight in five to seven year maturities and purchase securities in the two to three year range which will provide maximum liquidity entering year end.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                             as of August 31, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Investments (98.3%)
Cash/Other   (1.7%)


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

              1 Year            5 Years            10 Years
              ------            -------            --------
               0.38%             5.54%               6.72%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)


10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select New York Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART]

                 Chase Vista Select                              Lipper New York
                 New York Intermediate   Lehman Muni             Intermediate Muni
                 Tax Free Income Fund    Bond Index              Debt Funds Avg.
1989             10000                   10000                   10000
1990             10560.4                 10642.5                 10555.6
1991             11831.6                 11898                   11583.4
1992             13222                   13228.5                 12692
1993             14715.2                 14841.3                 13959.2
1994             14628.4                 14862.9                 14078.9
1995             15616.1                 16181.2                 15050.1
1996             16380.5                 17027.1                 15588
1997             17613.3                 18604.7                 16720.5
1998             19087.5                 20214.2                 17874.7
1999             19160.6                 20314.9                 17944.3

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New York Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Intermediate Municipal Debt Funds Average for the ten years ended August 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Intermediate Municipal Debt Funds Average represents the performance of a universe of 17 actively-managed New York tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do no reflect a sales charge.

The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 8/31/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- 92.9%
-------------------------------------------------------------
$  2,000   Albany County, New York, Airport
            Authority, Rev., 5.30%, 12/15/15         $  1,929
   1,120   Allegany County, New York, IDA,
            Alfred University Civic Facility,
            Rev., 5.25%, 08/01/11                       1,125
   2,000   Battery Park City Authority, New York,
            Ser. A, Rev., 5.50%, 11/01/26               1,950
           Erie County, New York,
     885    Public Improvement, GO, 6.00%,
             01/15/05                                     931
     855    Ser. B, GO, 6.00%, 03/15/06                   901
   2,000   Erie County, New York, Water
            Authority Improvement &
            Extension, Rev., 5.75%, 12/01/08            2,069
           Lindenhurst, New York, Unified Free
            School District,
   1,070    GO, 5.25%, 07/15/12                         1,076
   1,295    GO, 5.25%, 07/15/15                         1,282
   1,460    GO, 5.25%, 07/15/16                         1,441
           Long Island Power Authority,
            New York, Electric Systems,
   6,700    Rev., 5.00%, 04/01/09                       6,700
   2,000    Rev., 5.25%, 04/01/10                       2,021
           Longwood Central School District at
            Middle Island, New York,
     775    GO, 4.75%, 06/15/10                           753
   1,055    GO, 4.80%, 06/15/11                         1,017
   1,315    GO, 4.80%, 06/15/13                         1,234
           Metropolitan Transportation Authority
            of New York,
     500    Commuter Facilities, Ser. B,
             Rev., 6.10%, 07/01/09                        542
   1,500    Commuter Facilities, Ser. O,
             Rev., 5.10%, 07/01/00                      1,516
   2,000    Dedicated Tax Fund, Ser. A,
             Rev., 5.50%, 04/01/16                      1,993

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
           Metropolitan Transportation Authority
            of New York,
$    250    Transportation Facilities, Ser. C,
             Rev., 4.75%, 07/01/16                    $    224
   5,000    Transportation Facilities, Ser. C,
             Rev., 5.25%, 07/01/10                       5,051
           Monroe County, New York, Public
            Improvement,
   2,680    GO, 4.38%, 06/01/07                          2,609
   2,315    GO, 4.50%, 06/01/09                          2,226
   1,400    GO, 4.50%, 06/01/10                          1,327
     100    GO, 6.00%, 03/01/01                            103
   4,400    GO, Escrowed to Maturity, 6.00%,
             03/01/01                                    4,522
   1,230    GO, 6.00%, 03/01/12                          1,318
   1,000    GO, 6.00%, 03/01/18                          1,062
   1,000    GO, 6.00%, 03/01/19                          1,061
           Municipal Assistance Corp. for City of
            New York,
   2,400    Ser. E, Rev., 6.00%, 07/01/05                2,573
   6,740    Ser. E, Rev., 6.00%, 07/01/06                7,251
   6,500    Ser. G, Rev., 6.00%, 07/01/08                7,012
           Nassau County, New York, General
            Improvement,
   2,000    Ser. Q, GO, 5.20%, 08/01/12                  1,970
   1,800    Ser. R, GO, 5.13%, 11/01/03                  1,848
           Nassau County, New York, IDA, Civic
            Facilities, Hofstra University Project,
   2,010    Rev., 5.00%, 07/01/03                        2,056
   1,705    Rev., 5.00%, 07/01/06                        1,737
   4,740    Rev., 5.25%, 07/01/09                        4,842
           New York City, New York,
     500    Ser. A, GO, 6.10%, 08/01/02                    523
     475    Ser. A, Prerefunded, GO, 6.38%,
             08/01/02~                                     509
   1,025    Ser. A, Unrefunded Balance,
             GO, 6.38%, 08/01/05                         1,087

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                 Value
----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
           New York City, New York,
$  5,000    Ser. C, Sub-Ser. C-1, Prerefunded,
             GO, 7.00%, 08/01/02~                 $  5,444
      30    Ser. D, Prerefunded, GO, 7.65%,
             02/01/02~                                  33
      30    Ser. D, Unrefunded Balance,
             GO, 7.65%, 02/01/06                        32
   2,500    Ser. E, GO, 6.00%, 08/01/07              2,685
     240    Ser. F, Unrefunded Balance,
             GO, 8.25%, 11/15/02                       262
   2,500    Ser. G, GO, 5.75%, 02/01/04              2,611
     925    Ser. H, Escrowed to Maturity,
             GO, 6.88%, 02/01/02                       981
      75    Ser. H, Unrefunded Balance,
             GO, 6.88%, 02/01/02                        79
     460    Ser. H, Prerefunded, GO, 7.00%,
             02/01/02~                                 495
      40    Ser. H, Unrefunded Balance,
             GO, 7.00%, 02/01/06                        43
     975    Ser. H, Prerefunded, GO, 7.10%,
             02/01/02~                               1,051
      25    Ser. H, Unrefunded Balance,
             GO, 7.10%, 02/01/12                        27
   4,580    Ser. H, Sub-Ser. H-1, Unrefunded
             Balance, GO, 5.50%, 08/01/01            4,684
           New York City, New York, City
            Municipal Water Financing
            Authority Water & Sewer Systems,
     595    Ser. A, Prerefunded, Rev., 7.00%,
             06/15/01~                                 630
     405    Ser. A, Unrefunded Balance,
             Rev., 7.00%, 06/15/09                     427
   5,000    Ser. B, Rev., 5.25%, 06/15/10            5,049
   2,000    Ser. B, Rev., 5.50%, 06/15/27            1,950
   1,000   New York City, New York, IDA, Civic
            Facilities, New School for Social
            Research, Ser. A, Rev., 5.75%,
            09/01/15                                 1,019

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                   Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$  5,000   New York City, New York, Transit
            Authority, Ser. A, COP, 5.40%,
            01/01/19                                $  4,862
           New York City, New York, Transitional
            Finance Authority, Future Tax,
   1,300    2nd Ser., Ser. A, Rev., 5.00%,
             08/15/12                                  1,266
   1,975    2nd Ser., Ser. C, Rev., 5.00%,
             05/01/17                                  1,847
   3,000    2nd Ser., Ser. C, Rev., 5.25%,
             05/01/15                                  2,934
   1,750   New York City, New York, Trust
            Cultural Resources, Museum
            of Modern Art, Ser. A, Rev., 5.40%,
            01/01/12                                   1,762
           New York State,
   1,000    GO, 2.75%, 07/01/04                          922
   1,245    GO, 5.25%, 03/01/09                        1,268
   1,000    GO, 7.00%, 11/15/00~                       1,056
   1,500    GO, 7.10%, 11/15/00~                       1,586
   1,000    GO, 7.13%, 11/15/00~                       1,058
     600    GO, 7.50%, 11/15/00                          625
   5,000    Ser. F, GO, 5.25%, 09/15/11                5,008
           New York State, Dorm Authority,
   2,000    City University System, 3rd
             General Reserve, Ser. 1,
             Rev., 5.25%, 07/01/08                     2,049
   2,500    City University System, 3rd
             General Reserve, Ser. 2, Rev.,
             5.38%, 07/01/13                           2,484
   1,545    City University System, Ser. B,
             Rev., 5.75%, 07/01/06                     1,632
   5,590    City University System, Ser. D,
             Rev., 7.00%, 07/01/09                     6,268
   2,000    City University System, Special
             Obligation, Ser. D, Rev., 5.75%,
             07/01/07                                  2,123

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                   Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
           New York State, Dorm Authority,
$  1,000    Fordham University, Rev., 7.20%,
             07/01/00~                              $  1,048
     910    Long Island University,
             Rev., 5.00%, 09/01/12                       873
   1,020    Long Island University,
             Rev., 5.13%, 09/01/10                     1,014
   1,345    Long Island University,
             Rev., 5.25%, 09/01/11                     1,339
   1,000    Memorial Sloan Kittering Cancer
             Center, Rev., 5.50%, 07/01/09             1,029
   2,750    New York University, Rev., 6.38%,
             07/01/07                                  2,898
   2,000    New York University, Ser. A,
             Rev., 5.75%, 07/01/09                     2,118
   1,000    New York University, Ser. A,
             Rev., 5.75%, 07/01/15                     1,040
   2,015    Rockefeller University, Rev., 5.00%,
             07/01/12                                  1,979
     835    St. Agnes Hospital, Ser. A,
             Rev., 5.10%, 02/15/10                       816
   1,000    St. Johns University, Rev., 6.88%,
             07/01/01~                                 1,067
   2,065    State Service Contract, Albany
             County, Rev., 5.25%, 04/01/12             2,009
     840    State Service Contract, Albany
             County, Rev., 5.50%, 04/01/08               859
   1,000    State University Educational
             Facilities, Ser. A, Rev., 5.25%,
             05/15/11                                  1,003
   2,380    State University Educational
             Facilities, Ser. A, Rev., 5.50%,
             05/15/06                                  2,492
   3,500    State University Educational
             Facilities, Ser. A, Rev., 5.50%,
             05/15/10                                  3,585
   1,250    State University Educational
             Facilities, Ser. A, Rev., 7.30%,
             05/15/00                                  1,281

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                Value
---------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------
           New York State, Dorm Authority,
$  2,000    State University Educational
             Facilities, Ser. C, Rev., 7.38%,
             05/15/10                            $  2,291
   1,000    Vassar College, Rev., 7.10%,
             07/01/04~                              1,047
   1,000    Vassar College, Rev., 7.13%,
             07/01/10~                              1,048
   5,000   New York State, Energy Research &
            Development Authority, PCR, New
            York State Electric & Gas Corp.,
            Ser. E, Rev., 5.90%, 12/01/06           5,374
           New York State, Environmental
            Facilities Corp., PCR, State Water
            Revolving Fund,
   7,000    New York City Municipal Water,
             Rev., 5.75%, 06/15/12                  7,309
     720    Ser. A, Rev., 7.25%, 06/15/10             769
   1,900    Ser. E, Rev., 5.50%, 06/15/04           1,985
   5,415    Ser. E, Rev., 6.00%, 06/15/12           5,810
           New York State, Housing Finance
            Agency,
   1,615    Health Facilities, Monroe County,
             Ser. A, Rev., 7.63%, 05/01/05          1,707
     835    Prerefunded, Rev., 8.00%,
             11/01/00~                                890
     650    Service Contract Obligation,
             Ser. A, Rev., 7.38%, 03/15/02~           709
   1,550    State University Construction,
             Ser. A, Rev., 8.00%, 05/01/11          1,907
     165    Unrefunded Balance, Rev., 8.00%,
             11/01/08                                 173
           New York State, Local Government
            Assistance Corp.,
   5,000    Ser. A, Rev., 5.25%, 04/01/14           4,915
   2,000    Ser. A, Rev., 6.00%, 04/01/07           2,138

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                     Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
           New York State, Medical Care Facilities
            Financing Agency,
$    360    Prerefunded, Rev., 7.70%, 08/15/00~       $    380
     715    Ser. A, Rev., 5.40%, 08/15/04                  741
      35    Ser. C, Rev., 5.40%, 08/15/05                   36
     165    Unrefunded Balance, Rev., 7.70%,
             08/15/03                                      174
   4,985   New York State, Mortgage Agency,
            Ser. 19, 4.45%, 10/01/15                     4,985
   3,400   New York State, Municipal Bond Bank
            Agency, Special Program, Rochester,
            Ser. A, 6.63%, 09/15/01~                     3,630
           New York State, Thruway Authority,
   3,215    Highway & Bridge Trust Fund,
           Ser. B, Rev., 5.00%, 04/01/08                 3,242
   5,000    Ser. D, Rev., 5.25%, 01/01/21                4,689
     500   Northern Mariana Islands, Public
            School System Project, Ser. A,
            GO, 3.70%, 10/01/03                            487
   1,045   Oneida County, New York,
            GO, 5.50%, 03/15/11                          1,072
   2,105   Puerto Rico Commonwealth, Highway
            & Transportation Authority, Ser. Z,
            Rev., 6.25%, 07/01/07                        2,319
   2,000   Puerto Rico Commonwealth, Public
            Improvements, GO, 5.00%,
            07/01/05                                     2,033
           Puerto Rico Electric Power Authority,
   4,000    Ser. AA, Rev., 6.25%, 07/01/10               4,421
   2,400    Ser. DD, Rev., 5.25%, 07/01/14               2,388
   4,500    Ser. GG, Rev., 5.13%, 07/01/16               4,364
   1,800    Ser. X, Rev., 6.00%, 07/01/11                1,883
   2,180   Rochester, New York, Ser. A,
            GO, 5.70%, 08/15/04                          2,302
   1,000   Suffolk County, New York, IDA,
            Nissequogue Cogen Partners Facility,
            Rev., 5.30%, 01/01/13                          953

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                       Value
----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------
$  5,000   Suffolk County, New York, Southwest
            Sewer District, GO, 6.00%, 02/01/05         $  5,337
   1,065   Sullivan County, New York, Public
            Improvement, GO, 5.00%, 03/15/08               1,071
     210   Taconic Hills, New York, Central
            School District at Craryville,
            GO, 4.35%, 06/15/06                              207
           Triborough Bridge & Tunnel Authority,
            New York,
   2,000    Ser. A, Special Obligation,
             Rev., 5.13%, 01/01/10                         2,007
   1,000    Ser. B, Rev., 5.00%, 01/01/20                    921
   7,125    Ser. Y, Rev., 6.00%, 01/01/12                  7,612
           Virgin Islands, Public Finance Authority,
   1,000    Ser. C, Rev., 5.00%, 10/01/00                  1,009
   2,000    Ser. C, Rev., 5.00%, 10/01/01                  2,018
   3,075    Ser. C, Rev., 5.00%, 10/01/02                  3,099
----------------------------------------------------------------
           Total Long Term Municipal Bonds
           (Cost $273,095)                               273,545
----------------------------------------------------------------
Short Term Investments -- 5.9%
----------------------------------------------------------------
          Floating Rate Demand Notes --3 .0%
   2,670   New York City, New York, City
            Municipal Water Financing
            Authority Water & Sewer Systems,
            Ser. C, Rev., 2.05%, 09/01/99                  2,670
           New York City, New York,
   1,200    Ser. B, Sub-Ser. B-4, GO, 2.80%,
             09/01/99                                      1,200
     500    Ser. B, Sub-Ser. B-7, GO, 2.80%,
             09/01/99                                        500
   1,000    Sub-Ser. A-8, 2.80%, 09/01/99                  1,000
           New York State, Job Development
           Authority, Special Purpose,
     580    Ser. A-1 through A-13,
             Rev., 3.20%, 09/01/99                           580
     355    Ser. A-1 through A-25,
             Rev., 2.80%, 09/01/99                           355

                       See notes to financial statements.

Chase Vista Select New York Intermediate Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

   Principal
     Amount     Issuer                                   Value
-----------------------------------------------------------------
Short-Term Investments -- (continued)
-----------------------------------------------------------------
                New York State, Job Development
                 Authority, Special Purpose,
    $    705     Ser. B-1 through B-9,
                  Rev., 3.20%, 09/01/99                  $    705
         800     Ser. B-1 through B-21,
                  Rev., 3.20%, 09/01/99                       800
         600    New York State, Thruway Authority,
                 Floating Rate Receipts, Ser. SG 119,
                 Rev., 3.13%, 09/01/99                        600
         600    Port Authority of New York & New
                 Jersey, Special Obligation, Versatile
                 Structure, Ser. 2, Rev., 2.60%,
                 09/01/99                                     600
                                                         --------
               Total Floating Rate Demand Notes
               (Cost $9,010)                                9,010
                                                         --------
     Shares
               Money Market Fund -- 2.9%
       8,505    Provident New York Money Market
                 Fund                                       8,505
                (Cost $8,505)
-----------------------------------------------------------------
               Total Short Term Investments
               (Cost $17,515)                              17,515
-----------------------------------------------------------------
               Total Investments -- 98.8%
               (Cost $290,610)                           $291,060
-----------------------------------------------------------------

Index:
~              --   The maturity date shown is the date of the prerefunded call.
COP            --   Certificate of Participation.
Dorm           --   Dormitory.
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
IDA            --   Industrial Development Authority.
PCR            --   Pollution Control Revenue.
Rev.           --   Revenue Bond.

                       See notes to financial statements.

                               Chase Vista Select
                         New Jersey Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

Fund Facts

                         Objective   Income exempt from federal and New
                                     Jersey state taxes*

               Primary investments   New Jersey municipal bonds

   Suggested investment time frame   3-5 years minimum

                  Market benchmark   Lehman Municipal Bond Index
                                     Lehman 7 Year Municipal Bond Index

             Lipper Funds Category   Lipper New Jersey Municipal Debt Funds
                                     Average

                    Inception date   1/1/97

                  Newspaper symbol   NJ TF

                        Net assets   $68 Million

                  Average maturity   12.4 years

                  Average duration   6.9 years

                   Average quality   AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |  X   |      |  High
|------|------|------|
|      |      |      |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long

                               Chase Vista Select
                         New Jersey Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Select New Jersey Tax Free Income Fund, which seeks to provide monthly dividends excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax, had a total return of .37% for the year ended August 31, 1999. This compares to a return of -1.13% for the Lipper New Jersey Municipal Debt Funds Average and .50% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic action by the Fed to loosen monetary policy in light of global economic concerns. The management team extended the Fund's duration (and hence its interest rate sensitivity) further in October to take advantage of the fact that the yields on New Jersey municipal bonds were actually higher than those on U.S. Treasuries of similar maturity.

Subsequently, while New Jersey supply remained relatively thin, general municipal bond supply was even heavier than expected, causing the Fund to suffer from its aggressive duration. However, the management team decided against cutting duration by selling what were essentially irreplaceable, non-callable higher yielding bonds and thereby realizing gains that would be taxable to shareholders. Instead, the management team decided to ride through the difficult period and focus on increasing quality and, by the end of the quarter, this focus on quality began to pay off and the Fund ended the year strongly.

In early February, the management team's relative value analysis led it to invest heavily in securities with maturities of 10 to 15 years to take advantage of the steepness in this part of the yield curve. While performance suffered when this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the 10-year portion of the yield curve became even more pronounced.

In the final months of the reporting period, the Fund benefited from the management team's ability to purchase diversified names at par and then sell portions of these positions in the retail market when liquidity was thin. As the period ended, the management team's focus on the 10 year part of the yield curve had begun to be a positive factor in performance.

Where the Fund May Be Headed

Moving into the new reporting year, the Fund has begun to decrease duration by selling bonds in the 10 year part of the yield curve.

                               Chase Vista Select
                         New Jersey Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Investments (98.9%)
Cash/Other   (1.1%)


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                               Since Inception
                               1 Year           5 Years            (5/1/90)
                               ------           -------            --------
                                0.37%            5.10%              6.04%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                         New Jersey Tax Free Income Fund
                              as of August 31, 1999
                                   (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select New Jersey Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


            Chase Vista Select                                          Lipper New Jersey
            New Jersey Tax      Lehman Muni         Lehman 7 Year       Muni Debt
            Free Income Fund    Bond Index          Muni Bond Index     Funds Avg.
5/90        10000               10000               10000               10000
1990        10154.7             10087.9             10137.4             10046.8
1991        11114.5             11277.9             11240.3             11323.3
1992        12176.6             12539.1             12411.6             12559.4
1993        13227.9             14067.8             13729.3             14141.1
1994        13420.6             14088.3             13923.1             13939.7
1995        14420.3             15337.9             15147.8             14919.9
1996        14992.7             16139.7             15737.9             15609.9
1997        15906.4             17635               16963.7             16888.6
1998        17150.1             19160.6             18258.3             18240.1
1999        17214.2             19256.1             18531.3             18026.1

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New Jersey Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 7 Year Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average from May 1, 1990 through August 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 7 Year Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New Jersey Municipal Debt Funds Average represents the performance of a universe of 57 actively-managed New Jersey tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- 95.7%
-------------------------------------------------------------
$  1,000   Bergen County, New Jersey, Utilities
            Authority, Water Pollution Control,
            Ser. B, Rev., 5.75%, 12/15/05            $  1,066
     500   Camden County, New Jersey, IAR,
            Health Systems, Catholic Health
            East, Ser. A, Rev., 5.25%, 11/15/12           498
   1,000   Cherry Hill Township, New Jersey,
            GO, 6.10%, 06/01/07                         1,057
   1,000   Delaware River & Bay Authority,
            Delaware Authority, Rev., 5.20%,
            01/01/10                                    1,009
     825   East Orange, New Jersey, Board of
            Education, COP, 5.50%, 08/01/12               841
     570   Edison Township, New Jersey, School,
            GO, 6.50%, 06/01/04                           619
   1,140   Hamilton Township, Atlantic County,
            New Jersey School District,
            GO, 5.88%, 12/15/07                         1,206
   1,000   Hunterdon, New Jersey, Central
            Regional High School District,
            GO, 5.40%, 05/01/09                         1,030
   2,060   Jersey City, New Jersey, General
            Improvement, Ser. A, GO, 6.00%,
            10/01/05                                    2,214
     700   Middletown Township, New Jersey,
            Board of Education, GO, 5.70%,
            08/01/04                                      739
           New Jersey Economic Development
            Authority,
   1,710    Market Transition Facility, Sr. Lien,
             Ser. A, Rev., 5.80%, 07/01/08              1,788
   1,200    Market Transition Facility, Sr. Lien,
             Ser. A, Rev., 5.80%, 07/01/09              1,255
   1,300    Trenton Office Complex,
             Rev., 5.00%, 06/15/05                      1,329

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                      Value
---------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
           New Jersey Health Care Facilities
            Financing Authority,
$    845    Cathedral Health, Ser. A,
             Rev., 6.95%, 02/15/01                     $    878
     850    Community Medical Center,
             Kimball, Rev., 5.25%, 07/01/11                 854
     570    Society of the Valley Hospital,
             Ser. C, Rev., 6.60%, 07/01/00                  583
   1,120    St. Elizabeth Hospital Obligation
             Group, Rev., 6.00%, 07/01/14                 1,089
           New Jersey Sports & Exposition
            Authority,
     205    Prerefunded, Ser. A, Rev., 6.20%,
             03/01/02~                                      218
     130    Prerefunded, Ser. A, Rev., 6.50%,
             03/01/02~                                      139
   1,050    Unrefunded Balance, Ser. A,
             Rev., 6.20%, 03/01/03                        1,103
     670    Unrefunded Balance, Ser. A,
             Rev., 6.50%, 03/01/07                          713
           New Jersey State,
   1,140    Ser. B, GO, 6.25%, 01/15/04                   1,222
   2,195    Ser. D, GO, 5.75%, 02/15/06                   2,331
           New Jersey State, Educational Facilities
            Authority,
   2,545    Drew University Issue, Ser. C,
             Rev., 5.25%, 07/01/13                        2,542
     565    Fairleigh Dickinson University,
             Ser. G, Rev., 4.88%, 07/01/04                  554
   1,000    Fairleigh Dickinson University,
             Ser. G, Rev., 5.70%, 07/01/28                  936
     570   New Jersey State, Transportation Corp.,
            COP, 6.20%, 10/01/02                            602
           New Jersey State, Transportation Trust
            Fund, Transportation Systems,
     420    Ser. A, Rev., 5.00%, 06/15/12                   410
   1,000    Ser. A, Rev., 5.25%, 06/15/05*                1,034
   1,000    Ser. A, Rev., 5.50%, 06/15/10*                1,038

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

 Principal
  Amount   Issuer                                    Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
           New Jersey State, Transportation Trust
            Fund, Transportation Systems,
$    500    Ser. A, Rev., 5.50%, 06/15/11            $    511
   1,000    Ser. A, Rev., 5.75%, 06/15/16*              1,038
           New Jersey State, Turnpike Authority,
   1,140    Ser. A, Rev., 5.80%, 01/01/02               1,173
   1,140    Ser. A, Rev., 6.40%, 01/01/02               1,187
   1,000    Ser. C, Rev., 6.25%, 01/01/10               1,037
   2,000    Ser. C, Rev., 6.50%, 01/01/08               2,215
   1,570   North Bergen Township, New Jersey,
            GO, 5.00%, 08/15/11                         1,556
   1,140   North Jersey District Water Supply,
            Wanaque South Project, Rev.,
            5.50%, 07/01/03                             1,187
   1,140   Northwest Bergen County, New Jersey
            Utilities Authority, Rev., 6.00%,
            07/15/07                                    1,214
     570   Ocean County, New Jersey, General
            Improvement, GO, 6.38%,
            04/15/03                                      609
           Port Authority of New York &
            New Jersey,
   1,140    Consolidated Bonds 79th
             Ser., Rev., 6.00%, 07/15/05                1,223
   1,500    Consolidated Bonds 93rd
             Ser., Rev., 6.13%, 06/01/94                1,603
   3,000    Consolidated Bonds 114th
             Ser., Rev., 4.75%, 08/01/33                2,586
   1,600    Special Obligation, JFK
             International Airport Terminal #6,
             Rev., 6.25%, 12/01/08                      1,740
   3,000    Special Obligation, JFK
             International Airport Terminal #6,
             Rev., 6.25%, 12/01/09@                     3,260
   1,200   Puerto Rico Commonwealth, Highway
            & Transportation Authority, Rev.,
            5.50%, 07/01/15@                            1,220

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

   Principal
     Amount     Issuer                                     Value
-------------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
                Puerto Rico, Electric Power Authority,
    $  1,000     Ser. AA, Rev., 6.25%, 07/01/10            $  1,105
       2,035     Ser. GG, Rev., 5.13%, 07/01/16@              1,974
       2,000    Sussex County, New Jersey, General
                 Improvement, GO, 6.00%,
                 04/01/02~                                    2,122
         785    Union County Improvement Authority,
                 Plainfield Board of Education
                 Project, Rev., 6.25%, 08/01/07                 860
       1,101    Union County, New Jersey, General
                 Improvement, GO, 4.75%, 12/15/15             1,020
       2,000    Virgin Islands Public Finance
                 Authority, Sr. Lien, Ser. B,
                 Rev., 5.50%, 10/01/22                        1,888
       1,500    Woodbridge Township, New Jersey,
                 GO, 5.00%, 08/15/05                          1,536
-------------------------------------------------------------------
                Total Long-Term Municipal Bonds
                (Cost $64,483)                               64,761
-------------------------------------------------------------------
Short Term Investments -- 8.2%
-------------------------------------------------------------------
                Floating Rate Demand Notes -- 3.6%
       1,000    New Jersey Economic Development
                 Authority, Foreign Trade Zone
                 Project, Rev., 2.80%, 09/01/99               1,000
                Port Authority of New York & New
                 Jersey, Versatile Structure Obligation,
         900     Ser. 2, Rev., 2.60%, 09/01/99                  900
         500     Ser. 6, Rev., 2.75%, 09/01/99                  500
                                                           --------
                Total Floating Rate Demand Notes
                (Cost $2,400)                                 2,400
                                                           --------
    Shares
                Money Market Fund -- 4.6%
       3,119    Provident New Jersey Money Market
                 Fund                                         3,119
                (Cost $3,119)
-------------------------------------------------------------------
                Total Short-Term Investments
                (Cost $5,519)                                 5,519
-------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

   Principal
     Amount     Issuer                                     Value
-------------------------------------------------------------------
               Total Investments -- 103.9%
               (Cost $70,002)                               $70,280
-------------------------------------------------------------------

Index:
~              --   The maturity date shown is the date of the prerefunded call.
*              --   When Issued security.
@              --   All or a portion of this security is segregated for When Issued securities.
COP            --   Certificate of Participation.
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
IAR            --   Improvement Authority Revenue.
Rev.           --   Revenue Bond.


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1999

(Amounts in Thousands, Except Per Share Amounts)
--------------------------------------------------------------------------------


                                                           Chase Vista Select
                                      ------------------------------------------------------------
                                                                        New York
                                                     Intermediate     Intermediate     New Jersey
                                        Tax Free       Tax Free         Tax Free        Tax Free
                                      Income Fund     Income Fund      Income Fund     Income Fund
                                      -----------     -----------      -----------     -----------
ASSETS:
  Investment securities, at
   value (Note 1) ................     $737,082        $ 729,954        $ 291,060        $70,280
  Other assets ...................           31               31               12              4
  Receivables:
   Investment securities sold                 -            5,217              669             30
   Interest ......................       10,283           10,325            3,658            735
   Fund shares sold ..............          265              102              561              -
   From affiliate ................            -                -                -              9
                                       --------        ---------        ---------        -------
    Total Assets .................      747,661          745,629          295,960         71,058
                                       --------        ---------        ---------        -------
LIABILITIES:
  Payables:
   Investment securities
    purchased ....................            -           13,719                -          3,100
   Fund shares redeemed ..........            -               10               54              -
   Dividends .....................        3,441            3,026            1,221            285

  Accrued liabilities: (Note 2)
   Administration fees ...........            4                4                2              -
   Other .........................          118              123               75             26
                                       --------        ---------        ---------        -------
    Total Liabilities ............        3,563           16,882            1,352          3,411
                                       --------        ---------        ---------        -------
NET ASSETS:
 Paid in capital .................      743,548          719,068          294,109         67,502
 Accumulated
   undistributed/
   (overdistributed) net
   investment income .............           20               16                6            (64)
 Accumulated net realized
   gain (loss) on
   investment and futures
   transactions ..................         (950)           3,794               43            (69)
 Net unrealized
   appreciation of
   investments ...................        1,480            5,869              450            278
                                       --------        ---------        ---------        -------
   Total Net Assets ..............     $744,098        $ 728,747        $ 294,608        $67,647
                                       ========        =========        =========        =======
Shares of beneficial interest
  outstanding ($.001 par
  value; unlimited number of
  shares authorized) .............      120,187           69,965           42,616          7,041
Net Asset Value, maximum
  offering and redemption
  price per share ................     $   6.19        $   10.42        $    6.91        $  9.61
                                       ========        =========        =========        =======
 Cost of investments .............     $735,602        $ 724,085        $ 290,610        $70,002
                                       ========        =========        =========        =======

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1999
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                             Chase Vista Select
                                        ------------------------------------------------------------
                                                                          New York
                                                       Intermediate     Intermediate     New Jersey
                                          Tax Free       Tax Free         Tax Free        Tax Free
                                        Income Fund     Income Fund      Income Fund     Income Fund
                                        -----------     -----------      -----------     -----------
INTEREST INCOME:
 (Note 1C) .........................     $  40,365       $  35,454        $  14,335        $  3,477
                                         ---------       ---------        ---------        --------
EXPENSES: (Note 2)
  Investment advisory fees .........         2,294           2,200              880             209
  Administration fees ..............         1,147           1,100              440             105
  Custodian fees ...................           126             119              100              53
  Printing and postage .............            27              25               10               1
  Professional fees ................            56              56               45              27
  Registration costs ...............            20              27               15               2
  Transfer agent fees ..............            23              25               18              19
  Trustees' fees and expenses                   38              37               15               3
  Other ............................            59              76               33              22
                                         ---------       ---------        ---------        --------
   Total expenses ..................         3,790           3,665            1,556             441
                                         ---------       ---------        ---------        --------
  Less amounts waived
   (Note 2) ........................         3,536           3,389            1,408             367
  Less expense
   reimbursements ..................            39              71               26              49
                                         ---------       ---------        ---------        --------
   Net expenses ....................           215             205              122              25
                                         ---------       ---------        ---------        --------
    Net investment
     income ........................        40,150          35,249           14,213           3,452
                                         ---------       ---------        ---------        --------
  REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments .....................          (784)          6,283              678             300
   Futures transactions ............           502             (72)            (112)           (378)
  Change in net unrealized
   appreciation/depreciation
   of investments and
   futures .........................       (43,875)        (33,446)         (13,501)         (3,102)
                                         ---------       ---------        ---------        --------
  Net realized and unrealized
   loss on investments and
   futures transctions .............       (44,157)        (27,235)         (12,935)         (3,180)
                                         ---------       ---------        ---------        --------
  Net increase (decrease) in
   net assets from
   operations ......................     $  (4,007)      $   8,014        $   1,278        $    272
                                         =========       =========        =========        ========

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                                           Chase Vista Select
                                                                            ------------------------------------------------
                                                                                                           Intermediate
                                                                                   Tax Free                  Tax Free
                                                                                  Income Fund               Income Fund
                                                                            ----------------------    ----------------------
                                                                               1999         1998         1999         1998
                                                                            ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................  $  40,150    $  38,728    $  35,249    $  33,787
 Net realized gain (loss) on investments and futures transactions ........       (282)       4,494        6,211        6,734
 Change in net unrealized appreciation/depreciation of investments and
  futures ................................................................    (43,875)      18,244      (33,446)      10,692
                                                                            ---------    ---------    ---------    ---------
 Increase (decrease) in net assets from operations .......................     (4,007)      61,466        8,014       51,213
                                                                            ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................................    (40,149)     (38,729)     (35,250)     (33,786)
 Net realized gain on investment transactions ............................     (4,060)      (6,435)      (8,069)     (12,361)
                                                                            ---------    ---------    ---------    ---------
 Total distributions to shareholders .....................................    (44,209)     (45,164)     (43,319)     (46,147)
                                                                            ---------    ---------    ---------    ---------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued .............................................     83,194       94,079      104,889      100,053
 Dividends reinvested ....................................................         55        6,156        8,063       12,356
 Cost of shares redeemed .................................................    (51,987)     (32,787)     (65,922)     (31,754)
                                                                            ---------    ---------    ---------    ---------
 Net increase in net assets from capital share transactions ..............     31,262       67,448       47,030       80,655
                                                                            ---------    ---------    ---------    ---------
  Total increase (decrease) in net assets ................................    (16,954)      83,750       11,725       85,721
NET ASSETS:
 Beginning of period .....................................................    761,052      677,302      717,022      631,301
                                                                            ---------    ---------    ---------    ---------
 End of period ...........................................................  $ 744,098    $ 761,052    $ 728,747    $ 717,022
                                                                            =========    =========    =========    =========
Share Transactions:
 Issued ..................................................................     12,829       14,421        9,728        9,244
 Reinvested ..............................................................          9          941          744        1,142
 Redeemed ................................................................     (8,037)      (5,030)      (6,129)      (2,932)
                                                                            ---------    ---------    ---------    ---------
Change in shares .........................................................      4,801       10,332        4,343        7,454
                                                                            =========    =========    =========    =========


                                                                                          Chase Vista Select
                                                                            ----------------------------------------------
                                                                                   New York
                                                                                 Intermediate              New Jersey
                                                                                   Tax Free                 Tax Free
                                                                                  Income Fund              Income Fund
                                                                            ----------------------    --------------------
                                                                               1999         1998         1999        1998
                                                                            ---------    ---------    --------    --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................  $  14,213    $  13,047    $  3,452    $  3,477
 Net realized gain (loss) on investments and futures transactions ........        566        3,433         (78)      1,216
 Change in net unrealized appreciation/depreciation of investments and
  futures ................................................................    (13,501)       4,055      (3,102)        391
                                                                            ---------    ---------    --------    --------
 Increase (decrease) in net assets from operations .......................      1,278       20,535         272       5,084
                                                                            ---------    ---------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................................    (14,214)     (13,047)     (3,452)     (3,477)
 Net realized gain on investment transactions ............................     (2,596)      (2,465)     (1,222)       (263)
                                                                            ---------    ---------    --------    --------
 Total distributions to shareholders .....................................    (16,810)     (15,512)     (4,674)     (3,740)
                                                                            ---------    ---------    --------    --------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued .............................................     49,190       58,621       5,638       7,947
 Dividends reinvested ....................................................      2,365        1,047       1,219         264
 Cost of shares redeemed .................................................    (24,227)     (17,323)     (5,372)     (3,209)
                                                                            ---------    ---------    --------    --------
 Net increase in net assets from capital share transactions ..............     27,328       42,345       1,485       5,002
                                                                            ---------    ---------    --------    --------
  Total increase (decrease) in net assets ................................     11,796       47,368      (2,917)      6,346
NET ASSETS:
 Beginning of period .....................................................    282,812      235,444      70,564      64,218
                                                                            ---------    ---------    --------    --------
 End of period ...........................................................  $ 294,608    $ 282,812    $ 67,647    $ 70,564
                                                                            =========    =========    ========    ========
Share Transactions:
 Issued ..................................................................      6,850        8,144         564         786
 Reinvested ..............................................................        327          145         121          26
 Redeemed ................................................................     (3,379)      (2,406)       (537)       (317)
                                                                            ---------    ---------    --------    --------
Change in shares .........................................................      3,798        5,883         148         495
                                                                            =========    =========    ========    ========

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Select Tax Free Income Fund ("CVTFI"), Select Intermediate Tax Free Income Fund ("CVITFI"), Select New York Intermediate Tax Free Income Fund ("CVNYTFI") and Select New Jersey Tax Free Income Fund ("CVNJTFI") (collectively, the "Funds") are four separate portfolios of the Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   As of August 31, 1999, the Funds had no outstanding futures contracts.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. The reclassification for CVNJTFI relates primarily to the character for tax purposes of current year distributions and non-deductible organizational costs; paid in capital was decreased $1,387, accumulated net investment income was decreased by $66,249 and undistributed net realized gain/loss was increased by $67,636. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Adviser") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all of its fees for the year ended August 31, 1999.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   B. Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived sub-administration fees for the year ended August 31, 1999 for CVTFI, CVITFI, CVNYTFI and CVNJTFI: $351; $337; $135; and $35 respectively (in thousands).

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of its administration fees for the year ended August 31, 1999.

   D. Assumption of expenses -- For the year ended August 31, 1999, Chase voluntarily assumed the following expenses for CVTFI, CVITFI, CVNYTFI and
   CVNJTFI: $39; $71; $26; and $49, respectively (in thousands).

   E. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase voluntarily waived all of its custodian fees for the year ended August 31, 1999.

3. Investment Transactions -- The cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                              CVTFI       CVITFI       CVNYTFI       CVNJTFI
                           ----------   ----------    ----------    ---------
Purchases (Excluding
  U.S. Govt.) .........    $309,188      $468,683      $129,474      $16,671
Sales (Excluding
  U.S. Govt.) .........     288,903       445,437       109,381       21,728

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1999, are as follows (amounts in thousands):

                              CVTFI         CVITFI       CVNYTFI       CVNJTFI
                           -----------   -----------   -----------   ----------
Aggregate cost .........   $735,602      $724,085      $290,610      $70,002
                           --------      --------      --------      -------
Gross unrealized
  appreciation .........   $18,130       $ 16,834      $  4,716      $ 1,377
Gross unrealized
  depreciation .........   (16,650)       (10,965)       (4,266)      (1,099)
                           --------      --------      --------      -------
Net unrealized
  appreciation .........   $ 1,480       $  5,869      $    450      $   278
                           ========      ========      ========      =======

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Concentration of Credit Risk -- The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CVNYTFI and CVNJTFI primarily invest in issuers in the States of New York and New Jersey, respectively. CVTFI and CVITFI invested approximately 25.5% and 19.0%, respectively, of its net assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows (in thousands):

                                                                Accrued
                                                Pension         Pension
                                               Expenses        Liability
                                               --------        ---------
CVTFI .......................................    $13             $44
CVITFI ......................................     12              41
CVNYTFI .....................................      5              15
CVNJTFI .....................................      1               4

7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at August 31, 1999, nor at any time during the year then ended.

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                                    Chase Vista Select
                                              --------------------------------------------------------------
                                                                                       Intermediate
                                                       Tax Free                          Tax Free
                                                     Income Fund                        Income Fund
                                              ----------------------------    ------------------------------
                                                 Year Ended        1/1/97*         Year Ended        1/1/97*
                                              ------------------   Through    -------------------    Through
                                              8/31/99    8/31/98   8/31/97    8/31/99     8/31/98    8/31/97
                                              -------    -------   -------    -------     -------    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....     $ 6.60     $6.45     $6.39      $10.93      $10.85     $10.75
                                               ------     -----     -----      ------      ------     ------
 Income from Investment Operations:
  Net investment income ..................       0.34      0.35      0.24        0.52        0.56       0.39
  Net gain or losses in securities
   (both realized and unrealized) ........      (0.37)     0.21      0.06       (0.39)       0.29       0.10
                                               ------     -----     -----      ------      ------     ------
  Total from Investment Operations              (0.03)     0.56      0.30        0.13        0.85       0.49
                                               ------     -----     -----      ------      ------     ------
 Less Distributions:
  Dividends from net investment
   income ................................       0.34      0.35      0.24        0.52        0.56       0.39
  Distributions from capital gains .......       0.04      0.06        --        0.12        0.21         --
                                               ------     -----    ------      ------      ------     ------
  Total Distributions ....................       0.38      0.41      0.24        0.64        0.77       0.39
                                               ------     -----    ------      ------      ------     ------
Net Asset Value, End of Period ...........     $ 6.19     $6.60     $6.45      $10.42      $10.93     $10.85
                                               ======     =====    ======      ======      ======     ======
Total Return                                    (0.63%)    8.99%     4.86%       1.15%       8.08%      4.58%
Ratios/Supplemental Data
Net Assets, End of Period (millions) .....     $  744     $ 761     $ 677      $  729      $  717     $  631
Ratios to Average Net Assets#:
  Expenses ...............................       0.03%     0.02%     0.02%       0.03%       0.02%      0.02%
  Net Investment Income ..................       5.25%     5.39%     5.73%       4.81%       5.10%      5.40%
  Expenses Without Waivers and
   Assumption of Expenses ................       0.50%     0.50%     0.49%       0.50%       0.50%      0.50%
  Net Investment Income Without
   Waivers and Assumption of
   Expenses ..............................       4.78%     4.91%     5.26%       4.34%       4.62%      4.92%
Portfolio Turnover Rate ..................         39%       47%       48%         62%         71%        60%

                                                                  Chase Vista Select
                                             --------------------------------------------------------------
                                                      New York
                                                    Intermediate                      New Jersey
                                                      Tax Free                         Tax Free
                                                    Income Fund                      Income Fund
                                             ---------------------------    -------------------------------
                                                Year Ended       1/1/97*         Year Ended         1/1/97*
                                             -----------------   Through    -------------------     Through
                                             8/31/99   8/31/98   8/31/97    8/31/99     8/31/98     8/31/97
                                             -------   -------   -------    -------     -------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....    $7.29     $7.15      $7.09     $10.24      $10.04      $ 9.99
                                              -----     -----      -----     ------      ------      ------
 Income from Investment Operations:
  Net investment income ..................     0.35      0.37       0.26       0.49        0.52        0.37
  Net gain or losses in securities
   (both realized and unrealized) ........    (0.31)     0.21       0.06      (0.45)       0.24        0.05
                                              -----     -----      -----     ------      ------      ------
  Total from Investment Operations             0.04      0.58       0.32       0.04        0.76        0.42
                                              -----     -----      -----     ------      ------      ------
 Less Distributions:
  Dividends from net investment
   income ................................     0.35      0.37       0.26       0.49        0.52        0.37
  Distributions from capital gains .......     0.07      0.07         --       0.18        0.04          --
                                              -----     -----      -----     ------      ------      ------
  Total Distributions ....................     0.42      0.44       0.26       0.67        0.56        0.37
                                              -----     -----      -----     ------      ------      ------
Net Asset Value, End of Period ...........    $6.91     $7.29      $7.15     $ 9.61      $10.24      $10.04
                                              =====     =====      =====     ======      ======      ======
Total Return                                   0.38%     8.37%      4.62%      0.37%       7.82%       4.20%
Ratios/Supplemental Data
Net Assets, End of Period (millions) .....    $ 295     $ 283      $ 235     $   68      $   71      $   64
Ratios to Average Net Assets#:
  Expenses ...............................     0.04%     0.03%      0.03%      0.04%       0.02%       0.02%
  Net Investment Income ..................     4.85%     5.08%      5.52%      4.94%       5.16%       5.52%
  Expenses Without Waivers and
   Assumption of Expenses ................     0.53%     0.53%      0.53%      0.63%       0.63%       0.57%
  Net Investment Income Without
   Waivers and Assumption of
   Expenses ..............................     4.36%     4.58%      5.02%      4.35%       4.55%       4.97%
Portfolio Turnover Rate ..................       39%       66%        32%        24%         60%         14%

-------------------
* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------
To the Trustees and Shareholders of
Mutual Fund Select Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Select Tax Free Income Fund, Chase Vista Select Intermediate Tax Free Income Fund, Chase Vista Select New York Intermediate Tax Free Income Fund and Chase Vista Select New Jersey Tax Free Income Fund (separate portfolios of Mutual Fund Select Trust, hereafter referred to as the "Trust") at August 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 11, 1999

                                    Unaudited

Chase Vista Select Tax Free Income (CVTFI)
Chase Vista Select Intermediate Tax Free Income Fund (CVITFI)
Chase Vista Select New York Tax Free Income Fund (CVNYTFI)
Chase Vista Select New Jersey Tax Free Income Fund (CVCNJTFI)
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Select Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1999. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1999. The information necessary to complete your income tax returns for the calendar year ending December 31, 1999 will be received under separate cover.

   FOR THE FISCAL YEAR ENDED AUGUST 31, 1999

       o The dividends paid from net investment income are 96.58%, 96.36%, 99.66% and 97.48% exempt from Federal income tax for CVTFI, CVITFI, CVNYTFI and CVNJTFI, respectively.

       o For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bond issued after August 7, 1986, which may be considered a tax preference item, was 3.42%, 3.64%, 0.34%, and 2.52% for CVTFI, CVITFI, CVNYTFI and CVNJTFI, respectively.

       o Long-term capital gain distributions were $0.018, $0.069, $0.035 and $0.150 per share for CVTFI, CVITFI, CVNYTFI and CVNJTFI, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

CHASE VISTA SELECT TAX FREE FUNDS ANNUAL REPORT


Investment Adviser, Administrator,          Funds for providing investment
Shareholder and Fund Servicing              advisory and other services.
Agent and Custodian
The Chase Manhattan Bank                    This report is submitted for the general
                                            information of the shareholders of
Distributor                                 the funds. It is not authorized for
Vista Fund Distributors, Inc.               distribution to prospective investors
                                            in the funds unless preceded or
Transfer Agent                              accompanied by a prospectus.
DST Systems, Inc.
                                            The financial information in this
Legal Counsel                               report has been taken from the
Simpson Thacher & Bartlett                  books and records of the funds
                                            without examination by independent
Independent Accountants                     accountants, who express no
PricewaterhouseCoopers LLP                  opinion thereto.

                                            To obtain a prospectus for any
Chase Vista Funds are distributed by        of the Chase Vista Funds, call
Vista Fund Distributors, Inc., which is     1-800-34-VISTA. The prospectus
unaffiliated with The Chase Manhattan       contains more complete information,
Bank. Chase and its respective affiliates   including charges and expenses.
receive compensation from Chase Vista       Please read it carefully before you
                                            invest or send money.


(C) The Chase Manhattan Corporation, 1999, 2000. All Rights Reserved.

                                                                    October 1999


[CHASE VISTA FUNDS Logo]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039